UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3725

Fidelity California Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2016

Item 1.

Reports to Stockholders

Fidelity® California Limited Term Tax-Free Bond Fund Semi-Annual Report August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Sectors as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	41.8	42.8
Special Tax	12.6	12.8
Health Care	11.3	8.6
Electric Utilities	10.3	6.7
Water & Sewer	7.7	4.2

Quality Diversification (% of fund's net assets)

As of August 31, 2016
AAA	7.1%
AA,A	70.7%
BBB	7.9%
BB and Below	0.8%
Not Rated	3.4%
Short-Term Investments and Net Other Assets	10.1%

As of February 29, 2016
AAA	5.9%
AA,A	73.9%
BBB	6.7%
Not Rated	2.7%
Short-Term Investments and Net Other Assets	10.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 89.9%
	Principal Amount	Value
California - 88.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Sharp HealthCare Proj.):	$	$
Series 2011 A:
5% 8/1/18	2,645,000	2,864,323
5% 8/1/22	1,655,000	1,961,357
Series 2012 A:
4% 8/1/21	1,200,000	1,373,052
5% 8/1/19	1,200,000	1,344,324
Series 2007 A, 5% 12/1/37 (Pre-Refunded to 12/1/17 @ 100)	3,350,000	3,535,523
Alameda Corridor Trans. Auth. Rev.:
Series 2004:
0% 10/1/18	6,170,000	6,076,401
0% 10/1/18	1,975,000	1,908,581
Series 2013 A:
5% 10/1/19	1,000,000	1,124,490
5% 10/1/20	1,730,000	2,005,260
5% 10/1/21	2,725,000	3,244,630
Series 2016 A:
4% 10/1/21	500,000	566,810
4% 10/1/23	850,000	987,071
5% 10/1/22	1,250,000	1,506,913
5% 10/1/24	600,000	745,638
5% 10/1/25	750,000	943,560
Antelope Valley Healthcare District Rev. Series 2016 A, 5% 3/1/21	2,000,000	2,236,160
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B:
6.25% 8/1/17 (Assured Guaranty Corp. Insured)	395,000	414,580
6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	508,116
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
1.5%, tender 4/2/18 (a)	1,000,000	1,006,580
1.875%, tender 4/1/19 (a)	16,250,000	16,577,438
Series 2014 E, 2% 4/1/34	3,000,000	3,099,870
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/21	1,890,000	2,178,868
Series 2011 N, 5% 5/1/19	5,000,000	5,573,900
5% 5/1/22	7,000,000	8,543,640
California Econ. Recovery:
Series 2009 A:
5% 7/1/18 (Escrowed to Maturity)	415,000	448,146
5% 7/1/18 (Escrowed to Maturity)	1,490,000	1,609,006
5% 7/1/19 (Escrowed to Maturity)	7,300,000	8,183,519
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	2,705,000	3,051,240
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	1,595,000	1,799,160
Series 2009 B, 5% 7/1/20 (Pre-Refunded to 7/1/19 @ 100)	3,115,000	3,492,008
California Edl. Facilities Auth. Rev. Series U5, 5% 5/1/21	8,000,000	9,543,600
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/18	255,000	271,830
5% 9/1/16	300,000	300,000
5% 9/1/17	400,000	417,520
California Gen. Oblig.:
Bonds:
3%, tender 12/1/19 (a)	7,000,000	7,402,220
4%, tender 12/1/21 (a)	4,000,000	4,555,680
Series 2015, 5% 3/1/24	10,000,000	12,558,200
Series 2016:
4% 9/1/31 (b)	10,000,000	11,516,000
5% 9/1/29 (b)	10,000,000	12,760,900
4% 5/1/23	2,440,000	2,860,241
5% 9/1/21	2,000,000	2,389,240
5% 9/1/21	6,080,000	7,263,290
5% 2/1/22	3,850,000	4,635,439
5.25% 9/1/22	12,390,000	15,288,145
California Health Facilities Fing. Auth. Bonds Series 2016 C, 1%, tender 8/15/19 (a)	10,000,000	10,014,500
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2012 A:
3% 11/15/16	1,000,000	1,003,870
4% 11/15/17	1,000,000	1,032,170
5% 11/15/21	1,450,000	1,685,205
(Scripps Memorial Hosp. Proj.) Series A, 5% 10/1/16	500,000	501,600
(Sutter Health Proj.) Series 2011 B, 4% 8/15/17	1,000,000	1,033,030
Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 2.36%, tender 9/1/16 (a)	3,000,000	3,007,980
Series 2011 A, 5% 3/1/19	5,010,000	5,523,024
Series 2011 D:
5% 8/15/19	1,500,000	1,686,060
5% 8/15/20	1,460,000	1,694,987
Series 2011:
5% 8/15/19	2,000,000	2,247,080
5% 8/15/20	2,000,000	2,322,740
Series 2014 A:
5% 10/1/19	1,250,000	1,412,125
5% 10/1/20	1,200,000	1,401,396
5% 10/1/21	500,000	601,360
5% 10/1/22	1,650,000	2,035,523
California Infrastructure and Econ. Dev. Bank Rev. Bonds Series 2013 A2, 0.867%, tender 4/1/19 (a)	10,000,000	10,008,100
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/18	1,645,000	1,761,779
5% 7/1/20	875,000	992,434
Series 2010 A. 5% 7/1/22	1,850,000	2,087,244
Series 2016 A:
4% 11/1/22	1,000,000	1,127,570
4% 11/1/23	1,000,000	1,134,800
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 1.125%, tender 2/1/17 (a)	5,000,000	5,006,700
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.6%, tender 10/3/16 (a)	18,000,000	17,999,983
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/21	7,000,000	8,316,910
(Dept. of Corrections & Rehab. Proj.) Series 2006 F, 5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,560,897
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19 (AMBAC Insured)	7,040,000	7,589,190
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/21	1,000,000	1,182,640
(Univ. Proj.) Series 2012 D:
4% 9/1/21 (Escrowed to Maturity)	1,000,000	1,153,460
4% 9/1/22 (Escrowed to Maturity)	1,000,000	1,171,350
4% 9/1/23 (Pre-Refunded to 9/1/22 @ 100)	1,000,000	1,171,350
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	2,900,000	3,044,159
Series 2011 A, 5% 10/1/21	4,230,000	5,068,936
Series 2012 A, 5% 4/1/20	1,800,000	2,065,500
Series 2012 G, 5% 11/1/21	1,500,000	1,801,425
Series 2014 H, 5% 12/1/18	5,000,000	5,478,500
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	2,700,000	3,064,311
Series 2008 F, 5.25% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,418,800
Series 2009 A, 5% 4/1/19	1,000,000	1,109,030
Series 2009 J, 5% 11/1/17	2,700,000	2,836,890
Series 2014 B:
5% 10/1/21	1,000,000	1,198,330
5% 10/1/22	1,225,000	1,499,106
Series 2014 C:
5% 10/1/21	1,355,000	1,623,737
5% 10/1/22	1,000,000	1,223,760
Series 2014 G, 5% 1/1/18	5,000,000	5,287,950
5% 9/1/20	3,500,000	4,066,615
California State Univ. Rev.:
Bonds 4%, tender 11/1/23 (a)	5,000,000	5,792,000
Series 2009 A, 5% 11/1/16	1,485,000	1,495,484
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/19	1,000,000	1,109,340
5% 5/15/20	575,000	657,472
5% 5/15/21	825,000	967,593
5% 5/15/22	1,000,000	1,194,460
5% 5/15/23	1,250,000	1,516,000
5% 5/15/24	1,000,000	1,234,530
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds Series 2006 A, 1.375%, tender 4/2/18 (a)	1,000,000	1,008,340
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010:
5% 11/1/16	500,000	503,435
5% 11/1/18	500,000	545,065
Series 2016 B:
5% 8/15/23	470,000	587,190
5% 8/15/24	625,000	793,550
Series 2016, 5% 8/15/22	1,255,000	1,533,334
2.1% 10/1/19	2,200,000	2,201,430
2.4% 10/1/20	1,250,000	1,250,800
Central Contra Costa San. District Wastewtr. Rev. Ctfs. of Prtn. Series B, 4% 9/1/16	1,125,000	1,125,000
Corona-Norco Unified School District Series 2013 A:
5% 9/1/19	1,225,000	1,380,783
5% 9/1/20	1,285,000	1,495,766
5% 9/1/22	500,000	614,950
Corona-Norco Unified School District Spl. Tax Series 2013:
4% 9/1/18	1,405,000	1,488,822
4% 9/1/20	1,665,000	1,845,919
East Bay Reg'l. Park District Series 2008 A, 3% 9/1/16	1,000,000	1,000,000
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	551,820
Eastern Muni. Wtr. Distr. Rfdg. Wtr. and Wastewtr. Rev. Series 2011 A, 5% 7/1/18	1,085,000	1,172,484
El Dorado County Gen. Oblig.:
5% 9/1/20	545,000	627,208
5% 9/1/22	1,295,000	1,557,678
El Dorado Irr. Distr. Rev. Series 2016 A:
4% 3/1/20	500,000	554,715
4% 3/1/21	625,000	709,113
5% 3/1/22	500,000	602,945
5% 3/1/23	500,000	616,465
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/22	425,000	511,207
5% 9/1/23	775,000	949,662
5% 9/1/24	1,000,000	1,246,300
Series 2016:
4% 9/1/21	1,130,000	1,255,453
4% 9/1/23	1,500,000	1,689,480
4% 9/1/25	1,915,000	2,186,279
Elk Grove Unified School Distr. Cert. of Partn. (Cap. Facilities Proj.) Series 2016:
5% 2/1/19 (Build America Mutual Assurance Insured)	2,515,000	2,758,905
5% 2/1/22 (Build America Mutual Assurance Insured)	2,895,000	3,452,085
5% 2/1/23 (Build America Mutual Assurance Insured)	1,390,000	1,692,561
5% 2/1/24 (Build America Mutual Assurance Insured)	1,460,000	1,809,831
Elsinore Valley Muni. Wtr. District Series 2016 A:
5% 7/1/21	1,375,000	1,643,153
5% 7/1/22	900,000	1,100,169
5% 7/1/23	750,000	937,178
5% 7/1/24	1,000,000	1,275,090
Fullerton School District:
4% 8/1/17	600,000	619,002
5% 8/1/18	500,000	541,755
Golden Empire Schools Fing. Auth. Lease Rev. (Kern High School District Projs.) Series 2016, 1.06% 5/1/17 (a)	8,300,000	8,300,581
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/21	5,000,000	5,897,400
Indio Pub. Fing. Auth. Lease Rev. Series 2012:
5% 11/1/16	1,030,000	1,037,097
5% 11/1/17	1,080,000	1,134,248
5% 11/1/18	1,135,000	1,231,691
5% 11/1/19	635,000	711,943
5% 11/1/20	670,000	772,242
5% 11/1/21	455,000	536,645
5% 11/1/22	745,000	891,400
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/19	2,000,000	2,167,620
4% 9/2/20	1,000,000	1,105,440
5% 9/2/20	800,000	920,424
5% 9/2/22	750,000	899,340
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/20	500,000	577,960
5% 9/1/21	615,000	730,731
5% 9/1/22	615,000	745,245
5% 9/1/23	1,205,000	1,489,139
Series 2013 A:
5% 9/1/21	1,000,000	1,182,850
5% 9/1/22	2,000,000	2,414,600
5% 9/1/23	1,500,000	1,846,965
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
4% 8/1/17	175,000	180,542
5% 8/1/19	250,000	281,528
Long Beach Wtr. Rev. Series 2010 A, 3% 5/1/17	1,550,000	1,575,932
Los Alamitos Unified School District 0% 9/1/16 (Escrowed to Maturity)	2,000,000	2,000,000
Los Angeles Cmnty. College District Series 2016 I:
2% 8/1/22	1,000,000	1,058,950
3% 8/1/23	1,100,000	1,240,118
4% 8/1/24	700,000	847,350
4% 8/1/25	1,200,000	1,470,408
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.):
5% 9/1/20	500,000	579,025
5% 3/1/21	500,000	586,805
5% 9/1/21	1,270,000	1,508,316
5% 3/1/22	1,000,000	1,198,820
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/18	3,000,000	3,237,900
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/19	5,000,000	5,612,600
Series 2014 B, 5% 7/1/19	450,000	505,134
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/21	5,055,000	5,966,669
Series 2014 A, 5% 5/1/23	475,000	589,390
Series 2014 B, 5% 5/1/23	200,000	248,164
Los Angeles Unified School District:
Series 2005 K, 4% 1/1/17	1,760,000	1,779,976
Series 2016:
4% 7/1/23	3,000,000	3,565,710
5% 7/1/23	2,000,000	2,508,080
Los Angeles Unified School District Ctfs. of Prtn.:
(Multiple Properties Proj.) Series 2010 A, 5% 12/1/17	1,045,000	1,101,535
Series 2012 A, 5% 10/1/19	5,000,000	5,637,100
Los Angeles Wastewtr. Sys. Rev. Series 2013 B, 5% 6/1/22	5,000,000	6,115,300
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A, 4% 7/1/17	85,000	87,394
Marin County Gen. Oblig. Ctfs. of Prtn. 3% 8/1/17 (Escrowed to Maturity)	1,735,000	1,773,534
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2009 A2, 0.72%, tender 9/1/16 (a)	7,000,000	7,000,000
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/18	2,000,000	2,153,680
Monterey Peninsula Cmnty. College District Series 2016:
0% 8/1/22	2,300,000	2,116,943
0% 8/1/24	2,700,000	2,350,836
Mount Diablo Unified School District Series 2011, 4% 2/1/17	525,000	532,445
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012, 5% 9/1/19	1,090,000	1,211,481
Newport Mesa Unified School District Series 2010, 4% 8/1/17	500,000	515,835
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A, 5% 7/1/17	2,750,000	2,850,128
Oakland St. Bldg. Auth. Lease Rev. Series 2015 A:
5% 12/1/19	3,500,000	3,951,815
5% 12/1/20	8,110,000	9,433,714
Oakland Unified School District Alameda County:
Series 2007, 5% 8/1/17 (FGIC Insured)	625,000	650,244
Series 2013:
5% 8/1/17	2,250,000	2,332,125
5% 8/1/18	1,000,000	1,075,000
5% 8/1/19	1,000,000	1,123,340
Series 2015 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,500,500
5% 8/1/24	1,900,000	2,418,149
5% 8/1/24 (FSA Insured)	2,020,000	2,579,580
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,948,351
Ohlone Cmnty. College District Series 2010:
4% 8/1/17	450,000	464,373
4% 8/1/18	200,000	213,082
Orange County Trans. Auth. Toll Road Rev. Series 2013, 5% 8/15/20	1,440,000	1,671,768
Padre Dam Muni. Wtr. District Ctfs. of Prtn. Series 2009 A:
4% 10/1/16	100,000	100,251
4% 10/1/17	420,000	435,338
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B:
4% 6/1/18	1,345,000	1,425,054
4% 6/1/20	1,560,000	1,731,179
Palm Springs Unified School District Series 2011, 4% 8/1/17	2,560,000	2,637,517
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D:
5% 8/1/17	470,000	489,242
5% 8/1/18	505,000	547,577
Poway California Redev. Agcy. Successor Series A:
5% 12/15/23	4,330,000	5,363,961
5% 6/15/24	2,440,000	3,050,244
Poway Unified School District Pub. Fing.:
4% 9/1/19	1,000,000	1,090,200
4% 9/1/20	1,170,000	1,299,063
4% 9/15/20	340,000	376,026
4% 9/15/21	325,000	365,190
5% 9/1/21	1,230,000	1,441,240
5% 9/1/22	1,000,000	1,190,830
5% 9/1/23	1,350,000	1,626,507
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/20 (FSA Insured)	1,175,000	1,364,716
5% 9/1/21 (FSA Insured)	1,000,000	1,195,690
5% 9/1/22 (FSA Insured)	1,400,000	1,708,210
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 5% 6/1/19	3,655,000	4,059,060
Riverside County Palm Desert (County Facilities Proj.) Series 2008 A, 6% 5/1/22	2,760,000	3,007,600
Riverside Swr. Rev. Series 2015 A:
5% 8/1/22	2,160,000	2,605,846
5% 8/1/24	1,500,000	1,873,380
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	1,070,000	1,165,797
Series 1993 B, 5.4% 11/1/20	2,440,000	2,658,453
Sacramento Muni. Util. District Elec. Rev. Series 2011 X:
5% 8/15/19	1,465,000	1,650,835
5% 8/15/20	5,500,000	6,410,855
San Bernardino Cmnty. College District Series A, 5% 8/1/17	150,000	156,141
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 B, 5.25% 8/1/19	3,285,000	3,668,392
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/21 (FSA Insured)	1,150,000	1,362,877
5% 8/1/22 (FSA Insured)	1,500,000	1,811,505
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/19	3,000,000	3,323,760
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 B:
5% 10/15/23	1,355,000	1,686,013
5% 10/15/25	1,605,000	2,065,779
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2016, 5% 5/15/21	2,500,000	2,986,350
4% 5/15/21	4,225,000	4,852,624
San Francisco Bldg. Auth. Lease Rev. Series 2015 A, 5% 12/1/20	6,990,000	8,146,775
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 D, 5% 5/1/17 (FSA Insured)	5,000,000	5,145,100
San Francisco City & County Redev. Agcy. Successor:
(San Francisco Redev. Projs.) Series 2014 C:
5% 8/1/20	1,000,000	1,157,720
5% 8/1/21	1,000,000	1,190,380
5% 8/1/22	175,000	212,784
4% 8/1/17	2,170,000	2,236,315
4% 8/1/17	230,000	237,073
5% 8/1/18	2,215,000	2,395,146
5% 8/1/18	285,000	308,236
5% 8/1/19	2,050,000	2,297,169
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 D:
5% 11/1/16	3,355,000	3,378,753
5% 11/1/16 (Escrowed to Maturity)	1,090,000	1,097,576
San Jacinto Unified School District:
Series 2014 A, 5% 8/1/22 (FSA Insured)	325,000	395,171
Series 2014:
5% 8/1/20 (FSA Insured)	165,000	191,091
5% 8/1/21 (FSA Insured)	150,000	178,794
5% 8/1/23 (FSA Insured)	400,000	497,104
5% 8/1/24 (FSA Insured)	750,000	948,113
San Joaquin County Ctfs. of Prtn. 5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280,000	1,345,037
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Proj.) Series 2013 A, 5% 6/1/22	1,100,000	1,335,092
Series 2013 A, 4% 6/1/21	1,000,000	1,140,910
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/22	1,850,000	2,250,636
5% 10/1/23	900,000	1,115,298
San Mateo-Foster City School District:
5% 8/15/20	2,510,000	2,926,735
5% 8/15/21	7,105,000	8,540,352
San Pablo Calif Redev. Agcy. Series 2014 A:
4% 6/15/19 (FSA Insured)	380,000	411,662
5% 6/15/20 (FSA Insured)	1,000,000	1,146,210
5% 6/15/21 (FSA Insured)	500,000	589,180
5% 6/15/22 (FSA Insured)	1,000,000	1,202,100
5% 6/15/23 (FSA Insured)	630,000	771,983
San Ramon Valley Union School District Series 2012, 4% 8/1/20	3,620,000	4,076,120
Santa Monica Calif Pub. Fin. Rev. Series 2011 A:
4% 6/1/19	880,000	960,564
4% 6/1/20	770,000	863,232
Santa Rosa Wastewtr. Rev. Series 2016 A:
4% 9/1/20	2,000,000	2,248,920
5% 9/1/21	1,250,000	1,500,013
5% 9/1/28	1,000,000	1,301,910
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/18	1,000,000	1,073,910
5% 8/15/21	750,000	864,518
5% 8/15/22	750,000	869,730
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2013 A, 5% 7/1/21	5,000,000	5,982,950
Stockton Unified School District Gen. Oblig.:
Series 2011, 5% 7/1/20 (FSA Insured)	1,575,000	1,813,691
5% 7/1/21 (FSA Insured)	1,200,000	1,422,168
5% 7/1/22 (FSA Insured)	1,220,000	1,478,286
Successor Agcy. To The Redev. Agcy. of Pittsburg:
(Los Medanos Cmnty. Dev. Proj.:
Series 2016 A:
5% 9/1/18 (FSA Insured)	5,000,000	5,398,500
5% 9/1/19 (FSA Insured)	5,000,000	5,585,350
5% 9/1/22 (FSA Insured)	3,370,000	4,025,836
5% 9/1/23 (FSA Insured)	3,000,000	3,642,930
Series 2016, 5% 9/1/21 (FSA Insured)	1,000,000	1,178,600
(Los Medanos Cmnty. Dev. Proj.) Series 2016 A, 5% 9/1/21 (FSA Insured)	1,025,000	1,209,695
Sweetwater Union High School District:
4.5% 9/1/17	500,000	519,600
5% 9/1/19	1,000,000	1,117,700
5% 9/1/20	1,000,000	1,151,690
Torrance Unified School District:
Series 2008 Y, 5.375% 8/1/22 (Pre-Refunded to 8/1/19 @ 100)	1,250,000	1,417,238
Series 2008 Z:
5.25% 8/1/18	1,000,000	1,088,240
5.375% 8/1/22 (Pre-Refunded to 8/1/19 @ 100)	1,750,000	1,984,133
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G, 5% 5/15/17	900,000	928,179
Univ. of California Revs.:
(Ltd. Proj.) Series 2010 E, 4% 5/15/17	1,150,000	1,178,072
Bonds 1.4%, tender 5/15/21 (a)	6,500,000	6,585,020
Series 2009 O, 5% 5/15/17 (Escrowed to Maturity)	50,000	51,513
Series 2009:
5% 5/15/17	470,000	484,814
5% 5/15/17 (Escrowed to Maturity)	480,000	494,688
Upland Gen. Oblig. Ctfs. of Prtn.:
5% 1/1/17	2,115,000	2,139,534
5% 1/1/18	2,220,000	2,317,813
Vacaville Unified School District:
Series 2014 C:
4% 8/1/17 (Build America Mutual Assurance Insured)	1,030,000	1,062,332
5% 8/1/19 (Build America Mutual Assurance Insured)	1,255,000	1,409,792
5% 8/1/21 (Build America Mutual Assurance Insured)	1,530,000	1,828,564
Series 2015 A:
4% 8/1/17	1,000,000	1,031,390
4% 8/1/18	845,000	899,105
5% 8/1/19	300,000	337,002
5% 8/1/20	200,000	232,212
Walnut Energy Ctr. Auth. Rev. Series 2014 A:
5% 1/1/20	250,000	283,973
5% 1/1/21	250,000	293,095
5% 1/1/22	350,000	420,333
Washington Township Health Care District Rev. Series 2010 A, 5% 7/1/17	1,000,000	1,030,040
West Contra Costa Unified School District:
Series 2012 B, 4% 8/1/17	850,000	876,682
Series 2014 A:
4% 8/1/17	1,200,000	1,237,668
4% 8/1/20	2,715,000	3,041,479
4% 8/1/21	1,355,000	1,551,800
5% 8/1/18	2,630,000	2,848,080
5% 8/1/19	2,325,000	2,610,324
5% 8/1/22	575,000	700,983
5% 8/1/23	1,500,000	1,864,140
Series 2015 B, 5% 8/1/19	1,290,000	1,448,309
5% 8/1/18 (FSA Insured)	1,500,000	1,624,380
5% 8/1/19 (FSA Insured)	1,500,000	1,684,080
Western Muni. Wtr. District Facilities Auth. Wtr. Rev. Series 2016 A, 1.5%, tender 7/1/20 (a)	5,500,000	5,619,460
Wiseburn Unified School District Series 2015 B:
4% 8/1/17	2,485,000	2,563,004
5% 8/1/18	2,680,000	2,902,226
5% 8/1/19	2,925,000	3,279,481
5% 8/1/21	1,690,000	2,014,412

TOTAL CALIFORNIA		758,492,906

Guam - 1.1%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A:
5% 12/1/17	350,000	366,044
5% 12/1/18	760,000	820,359
5% 12/1/19	1,500,000	1,664,190
5% 12/1/20	2,000,000	2,272,380
5% 12/1/23	2,140,000	2,568,278
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/20 (FSA Insured)	1,500,000	1,706,835

TOTAL GUAM		9,398,086

Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Sr. Lien/Working Cap. Proj.) Series 2010 A, 5% 10/1/16	1,275,000	1,277,206
Series 2009 B:
5% 10/1/16	2,000,000	2,003,460
5% 10/1/18	1,000,000	1,031,160

TOTAL VIRGIN ISLANDS		4,311,826

TOTAL MUNICIPAL BONDS
(Cost $745,634,086)		772,202,818

Municipal Notes - 10.8%
California - 10.8%
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 H, 0.56% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	15,000,000	$15,000,000
(St. Joseph Health Sys. Proj.) Series 2011 D, 0.56% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	12,000,000	12,000,000
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 B, 0.62% 9/7/16, LOC Bank of America NA, VRDN (a)	13,965,000	13,965,000
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 B3, 0.56% 9/1/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	7,800,000	7,800,000
Series 2002 A2, 0.53% 9/1/16 (Liquidity Facility Citibank NA), VRDN (a)	18,000,000	18,000,000
Los Angeles Gen. Oblig. TRAN Series 2016, 2% 3/30/17	8,000,000	8,066,560
Sacramento Muni. Util. District Elec. Rev. Series 2012 L, 0.56% 9/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	8,000,000	8,000,000
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 0.6% 9/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,960,000	9,960,000
TOTAL MUNICIPAL NOTES
(Cost $92,789,737)		92,791,560
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $838,423,823)		864,994,378
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(6,255,791)
NET ASSETS - 100%		$858,738,587

Security Type Abbreviations

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	41.8%
Special Tax	12.6%
Health Care	11.3%
Electric Utilities	10.3%
Water & Sewer	7.7%
Transportation	5.2%
Others* (Individually Less Than 5%)	11.1%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $838,423,823)		$864,994,378
Cash		10,111,770
Receivable for fund shares sold		1,251,078
Interest receivable		7,490,614
Prepaid expenses		2,586
Receivable from investment adviser for expense reductions		80,031
Other receivables		1,055
Total assets		883,931,512
Liabilities
Payable for investments purchased on a delayed delivery basis	$24,276,800
Payable for fund shares redeemed	278,920
Distributions payable	277,609
Accrued management fee	256,616
Other affiliated payables	69,191
Other payables and accrued expenses	33,789
Total liabilities		25,192,925
Net Assets		$858,738,587
Net Assets consist of:
Paid in capital		$832,077,693
Distributions in excess of net investment income		(3,798)
Accumulated undistributed net realized gain (loss) on investments		94,137
Net unrealized appreciation (depreciation) on investments		26,570,555
Net Assets, for 79,418,056 shares outstanding		$858,738,587
Net Asset Value, offering price and redemption price per share ($858,738,587 ÷ 79,418,056 shares)		$10.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Interest		$8,285,277
Expenses
Management fee	$1,509,793
Transfer agent fees	323,971
Accounting fees and expenses	91,115
Custodian fees and expenses	3,190
Independent trustees' fees and expenses	1,943
Registration fees	14,652
Audit	31,351
Legal	4,250
Miscellaneous	2,954
Total expenses before reductions	1,983,219
Expense reductions	(508,401)	1,474,818
Net investment income (loss)		6,810,459
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		218,069
Total net realized gain (loss)		218,069
Change in net unrealized appreciation (depreciation) on investment securities		1,164,218
Net gain (loss)		1,382,287
Net increase (decrease) in net assets resulting from operations		$8,192,746

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,810,459	$13,375,971
Net realized gain (loss)	218,069	(47,040)
Change in net unrealized appreciation (depreciation)	1,164,218	3,264,045
Net increase (decrease) in net assets resulting from operations	8,192,746	16,592,976
Distributions to shareholders from net investment income	(6,810,211)	(13,375,470)
Distributions to shareholders from net realized gain	–	(591,477)
Total distributions	(6,810,211)	(13,966,947)
Share transactions
Proceeds from sales of shares	147,223,571	248,217,848
Reinvestment of distributions	5,041,848	10,273,130
Cost of shares redeemed	(112,573,222)	(238,703,355)
Net increase (decrease) in net assets resulting from share transactions	39,692,197	19,787,623
Redemption fees	323	9,516
Total increase (decrease) in net assets	41,075,055	22,423,168
Net Assets
Beginning of period	817,663,532	795,240,364
End of period	$858,738,587	$817,663,532
Other Information
Distributions in excess of net investment income end of period	$(3,798)	$(4,046)
Shares
Sold	13,639,805	23,144,267
Issued in reinvestment of distributions	467,062	958,236
Redeemed	(10,430,561)	(22,285,130)
Net increase (decrease)	3,676,306	1,817,373

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California Limited Term Tax-Free Bond Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.80	$10.76	$10.71	$10.81	$10.85	$10.54
Income from Investment Operations
Net investment income (loss)B	.088	.183	.194	.219	.232	.247
Net realized and unrealized gain (loss)	.010	.048	.051	(.080)	(.039)	.331
Total from investment operations	.098	.231	.245	.139	.193	.578
Distributions from net investment income	(.088)	(.183)	(.195)	(.218)	(.227)	(.251)
Distributions from net realized gain	–	(.008)	–	(.021)	(.006)	(.017)
Total distributions	(.088)	(.191)	(.195)	(.239)	(.233)	(.268)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$10.81	$10.80	$10.76	$10.71	$10.81	$10.85
Total ReturnD,E	.91%	2.17%	2.31%	1.32%	1.79%	5.55%
Ratios to Average Net AssetsF
Expenses before reductions	.47%G	.48%	.49%	.49%	.48%	.48%
Expenses net of fee waivers, if any	.35%G	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%G	.35%	.35%	.35%	.34%	.35%
Net investment income (loss)	1.61%G	1.71%	1.81%	2.05%	2.14%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$858,739	$817,664	$795,240	$705,030	$793,283	$786,685
Portfolio turnover rate	35%G	20%	25%	22%	17%	12%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Fidelity California Limited Term Tax-Free Bond Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$26,605,800
Gross unrealized depreciation	(35,245)
Net unrealized appreciation (depreciation) on securities	$26,570,555
Tax cost	$838,423,823

The Fund elected to defer to its next fiscal year approximately $123,932 of capital losses recognized during the period November 1, 2015 to February 29, 2016.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $186,128,896 and $138,365,552, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,156 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .35% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $503,612.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,190.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $1,599.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Actual	.35%	$1,000.00	$1,009.10	$1.77
Hypothetical-C		$1,000.00	$1,023.44	$1.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® California Municipal Income Fund Semi-Annual Report August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Sectors as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	44.4	43.8
Escrowed/Pre-Refunded	11.9	11.1
Special Tax	11.2	10.4
Health Care	9.4	9.5
Transportation	9.1	8.2

Quality Diversification (% of fund's net assets)

As of August 31, 2016
AAA	5.6%
AA,A	82.6%
BBB	7.2%
BB and Below	0.5%
Not Rated	2.0%
Short-Term Investments and Net Other Assets	2.1%

As of February 29, 2016
AAA	4.5%
AA,A	81.4%
BBB	6.2%
BB and Below	0.2%
Not Rated	2.8%
Short-Term Investments and Net Other Assets	4.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount (000s)	Value (000s)
California - 96.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	$3,000	$3,459
Series 2012 A:
5% 8/1/24	1,050	1,259
5% 8/1/25	1,245	1,492
5% 8/1/27	300	359
5% 8/1/28	400	478
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,840
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	2,401
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A:
5.3% 10/1/23 (Pre-Refunded to 10/1/17 @ 100)	935	983
5.4% 10/1/24 (Pre-Refunded to 10/1/17 @ 100)	4,585	4,825
5.45% 10/1/25 (Pre-Refunded to 10/1/17 @ 100)	5,160	5,433
Series 2004:
0% 10/1/19	7,920	7,724
0% 10/1/19	630	596
Series 2013 A:
5% 10/1/24	7,750	9,575
5% 10/1/25	5,245	6,464
Series 2016 B:
5% 10/1/34	2,500	3,043
5% 10/1/35	4,000	4,854
5% 10/1/36	2,250	2,728
5% 10/1/37	2,200	2,665
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,783
5% 12/1/20 (AMBAC Insured)	2,810	2,956
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	2,290
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,267
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,245
0% 9/1/22 (FSA Insured)	5,150	4,665
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,198
Antelope Valley Healthcare District Rev. Series 2016 A:
5% 3/1/41	2,000	2,203
5% 3/1/46	3,000	3,274
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,132
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
1.5%, tender 4/2/18 (a)	1,000	1,007
1.875%, tender 4/1/19 (a)	6,250	6,376
Series 2014 E, 2% 4/1/34	6,000	6,200
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,936
5% 6/1/25	4,355	5,280
5% 6/1/27	2,755	3,320
5% 6/1/28	3,045	3,660
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,590
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	5,628
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	984
0% 8/1/18 (AMBAC Insured)	2,000	1,930
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21	4,000	4,841
Series AI, 5% 12/1/25	2,700	3,243
California Dept. of Wtr. Resources Pwr. Supply Rev. 5% 5/1/22	5,000	6,103
California Econ. Recovery Series 2009 A:
5% 7/1/19 (Escrowed to Maturity)	1,725	1,934
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	13,130	14,811
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	7,480	8,437
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33 (Pre-Refunded to 3/1/18 @ 100)	1,000	1,080
6% 3/1/38 (Pre-Refunded to 3/1/18 @ 100)	1,000	1,080
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,279
Series 2010 A, 5% 10/1/25	5,860	6,537
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,672
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	10,257
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,228
Series 2009, 5% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	2,700	2,973
Series 2016 U7 5% 6/1/46	6,000	9,084
5% 2/1/17	790	803
5% 2/1/17 (Escrowed to Maturity)	210	214
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	937
4% 9/1/21	1,000	1,085
4% 9/1/22	740	800
4% 9/1/23	1,080	1,166
4% 9/1/24	1,125	1,215
5% 9/1/19	400	450
5% 9/1/39	5,000	5,526
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	85	85
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
Series 2015, 5% 3/1/27	33,665	42,925
Series 2016:
4% 9/1/37 (b)(c)	6,000	6,761
5% 9/1/29 (b)	10,000	12,761
5% 9/1/31 (b)	20,000	25,315
5% 9/1/36 (b)	7,630	9,502
5% 9/1/37 (b)	13,000	16,176
4.5% 8/1/30	3,250	3,299
5% 3/1/19	3,000	3,197
5% 9/1/21	1,000	1,195
5% 8/1/22 (Pre-Refunded to 2/1/17 @ 100)	1,500	1,527
5% 10/1/22	1,355	1,528
5% 11/1/22	1,600	1,682
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,943
5% 12/1/22	3,500	3,691
5% 10/1/26	6,065	7,715
5% 9/1/32	9,400	11,814
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 10/1/17	105	108
5.25% 9/1/23	7,200	8,724
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.25% 4/1/35	3,500	4,236
5.25% 3/1/38	11,375	12,127
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,508
5.5% 4/1/30	25	25
5.5% 11/1/34	2,535	2,897
5.5% 11/1/39	1,810	2,061
6% 4/1/18	1,570	1,702
6% 3/1/33	20,050	23,582
6% 4/1/38	1,190	1,346
6.5% 4/1/33	11,650	13,355
California Health Facilities Fing. Auth. Series 2016 A, 5% 11/15/46	10,000	12,253
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	11,000	12,447
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,962
5% 11/15/23	2,000	2,350
5% 11/15/24	4,500	5,248
5% 11/15/34	3,150	3,520
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,267
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	101
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	4,910	5,501
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,380
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,000	1,134
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	5,514
Series 2008 A3, 5.5% 11/15/40	3,090	3,762
Series 2011 A, 5% 3/1/20	3,250	3,698
Series 2011 D:
5% 8/15/22	900	1,073
5% 8/15/23	700	836
5% 8/15/24	1,250	1,494
5% 8/15/25	2,000	2,391
Series 2015 A, 5% 2/1/40	5,000	5,900
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,003
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,134
5% 12/1/32	1,000	1,047
5% 12/1/42	3,000	3,130
California Muni. Fin. Auth. Ctfs. of Prtn.:
(Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	5,438
5.25% 2/1/37	1,465	1,487
5.25% 2/1/37 (Pre-Refunded to 2/1/17 @ 100)	1,035	1,055
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	331
5% 7/1/20	500	567
5.125% 7/1/23	1,150	1,301
5.75% 7/1/40	5,155	5,812
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,115
Series 2016 A:
5% 11/1/25	1,130	1,385
5% 11/1/26	1,000	1,232
5% 11/1/28	2,000	2,469
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(U.S.A. Waste Svcs., Inc. Proj.) Series 1998 A, 1.5% 6/1/18 (d)	1,920	1,939
Bonds (Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (a)(d)	7,500	8,069
California Pub. Works Board Lease Rev.:
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,416
(California State Univ. Proj.) Series 2006 G:
5% 11/1/20 (Pre-Refunded to 11/1/16 @ 100)	1,825	1,838
5% 11/1/21 (Pre-Refunded to 11/1/16 @ 100)	2,020	2,034
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	8,474
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F, 5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,014
Series 2011 C:
5% 10/1/27	9,530	11,301
5.25% 10/1/24	4,170	5,021
5.25% 10/1/25	2,875	3,460
5.75% 10/1/31	4,000	4,904
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19 (AMBAC Insured)	2,710	2,921
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,405
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,705
(UC Irvine Med. Ctr. Replacement Hosp. Proj.) Series 2008 A, 5% 3/1/33 (Pre-Refunded to 3/1/18 @ 100)	1,625	1,729
(Univ. of California Research Proj.) Series 2006 E:
5% 10/1/23 (Pre-Refunded to 10/1/16 @ 100)	2,410	2,418
5.25% 10/1/21 (Pre-Refunded to 10/1/16 @ 100)	2,900	2,910
(Univ. Proj.) Series 2012 D:
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,700	2,090
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,865	2,293
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,202
5% 4/1/25	5,300	6,353
Series 2012 G, 5% 11/1/25	2,500	3,045
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/22	3,000	3,595
5% 12/1/23	2,800	3,354
Series 2009 G1, 5.75% 10/1/30	1,800	2,061
Series 2009 I:
5.5% 11/1/23	1,535	1,752
6.125% 11/1/29	1,200	1,397
6.25% 11/1/21	2,000	2,346
6.375% 11/1/34	3,000	3,501
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25 (Pre-Refunded to 5/1/19 @ 100)	3,675	4,168
6% 11/1/40 (Pre-Refunded to 5/1/19 @ 100)	7,240	8,259
California Statewide Cmntys. Dev. Auth. Series 2016:
3.5% 5/15/36	2,000	2,058
5% 5/15/34	1,250	1,521
5% 5/15/35	1,750	2,118
5% 5/15/40	2,250	2,708
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,005	5,290
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,470
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/19 (Pre-Refunded to 8/15/18 @ 100)	50	54
5.75% 8/15/38 (Pre-Refunded to 8/15/18 @ 100)	3,000	3,296
6.25% 8/15/33 (Pre-Refunded to 8/15/18 @ 100)	2,500	2,771
(Kaiser Permanente Health Sys. Proj.) Series 2007 A:
4.75% 4/1/33	2,000	2,047
5% 4/1/31	4,900	5,021
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,970
Series 2016 B:
5% 8/15/25	750	968
5% 8/15/26	325	424
5% 8/15/27	575	760
5% 8/15/28	750	1,000
5.375% 6/1/26 (Pre-Refunded to 6/1/21 @ 100)	2,520	3,046
6% 6/1/33 (Pre-Refunded to 6/1/21 @ 100)	3,020	3,737
Carlsbad Unified School District Series 2009 B:
0% 5/1/17	1,155	1,150
0% 5/1/18	1,335	1,316
0% 5/1/19	1,000	974
0% 5/1/34 (e)	5,300	5,806
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,050
5% 11/1/25 (AMBAC Insured)	3,820	4,009
5% 11/1/33 (AMBAC Insured)	5,000	5,233
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,640
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23 (Pre-Refunded to 3/1/20 @ 100)	1,500	1,722
5% 3/1/24 (Pre-Refunded to 3/1/20 @ 100)	2,000	2,296
5% 3/1/25 (Pre-Refunded to 3/1/20 @ 100)	2,000	2,296
Corona-Norco Unified School District:
Series 2013 A:
5% 9/1/25	645	798
5% 9/1/28	1,250	1,514
5% 9/1/32	1,125	1,346
5% 9/1/35	585	691
Series A:
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	1,470	1,529
5% 8/1/25 (Pre-Refunded to 8/1/17 @ 100)	1,435	1,493
5% 8/1/26 (Pre-Refunded to 8/1/17 @ 100)	2,000	2,080
5% 8/1/27 (Pre-Refunded to 8/1/17 @ 100)	1,785	1,857
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,953
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,893
Cucamonga County Wtr. District 5% 9/1/36 (Pre-Refunded to 9/1/16 @ 100)	2,890	2,890
Cupertino California Union School District 5% 8/1/19	1,120	1,261
Davis Spl. Tax Rev. Series 2007:
5% 9/1/18 (AMBAC Insured)	835	865
5% 9/1/20 (AMBAC Insured)	925	957
5% 9/1/22 (AMBAC Insured)	1,020	1,053
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,440
5% 6/1/28	2,000	2,430
5% 6/1/29	1,650	1,996
5% 6/1/30	2,500	3,012
5% 6/1/31	1,750	2,100
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (Pre-Refunded to 3/1/18 @ 100)	2,000	2,152
6% 3/1/20 (Pre-Refunded to 3/1/18 @ 100)	1,000	1,080
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,626
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2016 B:
5% 3/1/28	3,125	3,990
5% 3/1/29	8,125	10,302
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/27	1,940	2,413
5% 9/1/28	4,125	5,089
5% 9/1/29	4,325	5,300
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,382
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	2,121
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,947
Series 2016:
5% 9/1/27	1,875	2,296
5% 9/1/28	1,500	1,825
5% 9/1/29	2,000	2,420
5% 9/1/30	1,720	2,073
5% 9/1/31	2,500	3,000
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,746
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,344
0% 10/1/25 (AMBAC Insured)	1,665	1,297
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	922
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	3,523
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	2,090
0% 11/1/16 (Escrowed to Maturity)	3,500	3,497
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,560
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,234
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	5,225
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	6,170
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,333
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	10,000	11,890
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/30	6,000	7,251
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,685
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,964
5% 9/2/23	1,000	1,195
5% 9/2/24	825	993
5% 9/2/25	500	589
5% 9/2/26	800	954
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/24	1,200	1,510
5% 9/1/25	1,700	2,127
5% 9/1/26	1,860	2,320
5% 9/1/27	1,725	2,146
5% 9/1/28	1,000	1,237
5% 9/1/29	1,250	1,538
Series 2013 A:
5% 9/1/24	3,830	4,690
5% 9/1/25	4,085	4,972
5% 9/1/26	4,105	4,970
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	2,083
5% 8/15/28	1,960	2,305
5% 8/15/29	4,225	4,959
5% 8/15/30	4,555	5,336
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	470
5% 8/1/22	450	522
5% 8/1/23	485	562
5% 8/1/24	1,000	1,158
5% 8/1/26	1,370	1,586
5% 8/1/28	760	877
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (Pre-Refunded to 2/1/17 @ 100)	3,420	3,481
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38 (Pre-Refunded to 12/1/17 @ 100)	4,400	4,811
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,196
5% 8/1/25	1,000	1,193
5% 8/1/26	1,000	1,190
5% 8/1/27	1,000	1,183
5% 8/1/28	1,000	1,180
5% 8/1/29	1,000	1,177
5% 8/1/30	1,000	1,175
5% 8/1/31	1,000	1,173
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,450
Long Beach Cmnty. College:
0% 6/1/28 (Escrowed to Maturity)	530	425
0% 6/1/28 (FSA Insured)	2,995	2,266
0% 6/1/31 (Escrowed to Maturity)	1,465	1,075
0% 6/1/31 (FSA Insured)	8,285	5,637
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,138
Long Beach Unified School District Series 2009:
5.25% 8/1/33	410	460
5.75% 8/1/33	170	194
5.75% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	2,630	3,014
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	10,025	11,530
Series 2009 A, 5.5% 8/1/29 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,136
Series 2010 C, 5.25% 8/1/39	1,300	1,501
Series 2015 A, 5% 8/1/29	7,000	8,790
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,813
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,418
5% 3/1/23	1,600	1,954
(Disney Parking Proj.):
0% 3/1/18	3,000	2,953
0% 3/1/19	3,200	3,105
0% 3/1/20	1,000	955
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21	6,200	7,432
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,624
Los Angeles Dept. Arpt. Rev.:
Series 2006 A:
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,002
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,414
Series 2015 A:
5% 5/15/24 (d)	795	988
5% 5/15/25 (d)	2,250	2,843
5% 5/15/26 (d)	1,705	2,141
5% 5/15/27 (d)	1,250	1,555
5% 5/15/28 (d)	1,250	1,546
5% 5/15/29 (d)	1,575	1,938
5% 5/15/30 (d)	1,400	1,714
Series 2015 D:
5% 5/15/28 (d)	1,950	2,411
5% 5/15/29 (d)	2,550	3,137
5% 5/15/30 (d)	2,000	2,448
5% 5/15/31 (d)	2,540	3,095
5% 5/15/41 (d)	2,240	2,696
Series 2016 A:
5% 5/15/29 (d)	2,500	3,118
5% 5/15/30 (d)	2,500	3,105
5% 5/15/31 (d)	3,000	3,709
5% 5/15/32 (d)	3,500	4,310
5% 5/15/33 (d)	2,000	2,457
5% 5/15/35 (d)	2,000	2,449
5% 5/15/42 (d)	7,500	9,112
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev. 4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A:
5% 7/1/28	3,400	4,273
5% 7/1/30	19,905	24,806
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2016 A, 5% 7/1/46	8,500	10,511
Series 2016 B:
5% 7/1/38	2,000	2,489
5% 7/1/42	3,500	4,342
5% 7/1/46	3,415	4,223
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	4,365	4,664
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	5,500	5,973
Series 2012 C, 5% 3/1/26	3,000	3,556
Series 2014 A:
5% 5/1/24	325	411
5% 5/1/25	540	681
5% 5/1/29	500	618
5% 5/1/30	1,000	1,233
5% 5/1/31	1,555	1,910
Series 2014 B:
5% 5/1/24	200	253
5% 5/1/25	225	284
5% 5/1/29	500	618
5% 5/1/30	400	493
5% 5/1/31	400	491
Series 2016 A:
5% 11/1/21	2,500	3,004
5% 11/1/22	2,500	3,067
Series 2016 B, 5% 11/1/36	1,500	1,848
Los Angeles Unified School District:
Series 2007 A1, 4.5% 1/1/28	6,900	7,118
Series 2011 A1, 5% 7/1/21	7,110	8,515
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	4,455	5,048
Series 2012 B, 5% 6/1/28	4,800	5,817
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	845	956
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,830
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	552
5% 7/1/39	4,095	4,493
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	989
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,847
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,286
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,225	2,379
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440	1,539
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	4,100
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,102
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,532
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	1,257
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,714
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,134
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,967
5% 9/1/25	1,000	1,178
5% 9/1/26	1,155	1,355
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	3,034
Series 2015:
4% 9/1/24 (FSA Insured)	330	394
5% 9/1/24 (FSA Insured)	1,000	1,269
5% 9/1/25 (FSA Insured)	680	869
5% 9/1/25 (FSA Insured)	1,400	1,789
5% 9/1/26 (FSA Insured)	500	633
5% 9/1/26 (FSA Insured)	1,500	1,899
5% 9/1/27 (FSA Insured)	455	571
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,360
New Haven Unified School District 12% 8/1/17 (FSA Insured)	1,000	1,103
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,907
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,000
5% 9/1/17 (AMBAC Insured)	2,735	2,851
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	4,699
Northern California Transmission Agcy. Rev.:
5% 5/1/36	2,390	2,960
5% 5/1/37	3,500	4,327
5% 5/1/38	1,500	1,852
5% 5/1/39	1,500	1,850
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	3,480
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39 (Pre-Refunded to 1/15/19 @ 100)	3,000	3,392
Series 2012, 5% 1/15/25	3,460	4,026
Series 2015 A:
5% 1/15/28	1,225	1,562
5% 1/15/29	1,650	2,091
5% 1/15/30	1,665	2,099
5% 1/15/31	1,520	1,908
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	790	866
Oakland Unified School District Alameda County:
Series 2009 A:
6.5% 8/1/23 (Pre-Refunded to 8/1/19 @ 100)	2,810	3,277
6.5% 8/1/24 (Pre-Refunded to 8/1/19 @ 100)	1,220	1,423
Series 2013:
6.25% 8/1/30	1,500	1,866
6.625% 8/1/38	5,000	6,323
Series 2015 A:
5% 8/1/30	1,250	1,569
5% 8/1/30 (FSA Insured)	1,570	1,979
5% 8/1/40	3,500	4,251
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,512
5% 2/1/23	5,000	5,933
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	3,304
Palmdale Elementary School District Spl. Tax 5.8% 8/1/29 (FSA Insured)	4,735	4,752
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,879
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	919
Port of Oakland Rev.:
Series 2007 A:
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	2,905
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,291
Series 2011 O, 5% 5/1/22 (d)	4,500	5,252
Series 2012 P:
5% 5/1/22 (d)	2,500	2,992
5% 5/1/24 (d)	2,820	3,346
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	3,089
5% 6/15/28	2,190	2,752
5% 12/15/28	2,200	2,765
5% 12/15/29	4,825	6,031
5% 12/15/30	3,500	4,583
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	8,448
Series 2011, 0% 8/1/46	10,150	3,681
Series B:
0% 8/1/33	4,840	3,081
0% 8/1/35	9,000	5,301
0% 8/1/37	6,325	3,451
0% 8/1/38	20,710	10,928
0% 8/1/40	11,665	5,766
0% 8/1/41	5,130	2,450
Poway Unified School District Pub. Fing.:
3.5% 9/1/31	780	809
5% 9/15/26	940	1,128
5% 9/1/33	1,750	2,028
5% 9/1/34	1,230	1,419
5% 9/1/35	1,585	1,821
5% 9/1/36	1,410	1,614
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	2,194
5% 9/1/26 (FSA Insured)	1,350	1,691
5% 9/1/27 (FSA Insured)	1,700	2,112
5% 9/1/28 (FSA Insured)	1,700	2,096
5% 9/1/29 (FSA Insured)	1,850	2,262
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,518
Riverside County Trans. Commission Toll Rev.:
Series 2013 A:
5.75% 6/1/44	2,500	2,957
5.75% 6/1/48	5,000	5,896
Series 2013 B:
0% 6/1/41	5,000	1,828
0% 6/1/42	6,000	2,095
0% 6/1/43	6,500	2,173
Riverside Swr. Rev. Series 2015 A:
5% 8/1/26	1,710	2,152
5% 8/1/27	1,725	2,156
5% 8/1/28	1,935	2,404
5% 8/1/29	2,330	2,876
Rocklin Unified School District Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	2,295
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	5,435
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	5,506
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,236
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	4,936
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,399
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,450
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	1,705	1,858
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	6,000	4,625
Sacramento Muni. Util. District Elec. Rev.:
Series 2012 Y, 5% 8/15/27	2,800	3,421
Series 2013 A, 5% 8/15/41	2,810	3,384
Series 2016 D:
5% 8/15/27	3,250	4,313
5% 8/15/28	2,500	3,356
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,346
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	10,921
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,637
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,356
5% 8/1/24 (FSA Insured)	1,250	1,510
5% 8/1/25 (FSA Insured)	2,000	2,409
5% 8/1/27 (FSA Insured)	2,000	2,388
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,360
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,948
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2013 B, 5% 7/1/38 (d)	7,000	8,072
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	2,039
Series 2015 A, 5% 10/15/44	4,005	4,856
Series 2016:
5% 10/15/29	2,000	2,512
5% 10/15/30	1,000	1,252
5% 10/15/31	650	811
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	1,500	1,682
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
Series 2009 B, 5.75% 8/1/35 (Pre-Refunded to 8/1/19 @ 100)	3,455	3,954
Series 2016 B:
5% 8/1/38	4,000	4,988
5% 8/1/39	3,520	4,389
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,927
Series 2008 C:
0% 7/1/37	1,300	688
0% 7/1/40	15,985	7,646
0% 7/1/46	13,505	5,271
0% 7/1/47	4,000	1,508
Series 2008 E, 0% 7/1/47 (e)	8,700	5,787
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	2,100	2,111
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,537
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,806
Series 2014 A:
5% 5/1/40 (d)	1,865	2,181
5% 5/1/44 (d)	8,390	9,785
5% 5/1/27	2,310	3,005
5% 5/1/28	2,280	2,955
5% 5/1/29	1,225	1,578
5% 5/1/30	330	423
5% 5/1/32	1,000	1,270
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,143
6.625% 8/1/39	1,000	1,152
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
4% 8/1/17	885	910
5% 8/1/19	1,115	1,240
5% 8/1/21	800	937
5% 8/1/23	1,000	1,190
5% 8/1/24	750	888
San Jacinto Unified School District Series 2014:
5% 8/1/25 (FSA Insured)	875	1,103
5% 8/1/26 (FSA Insured)	1,055	1,322
5% 8/1/27 (FSA Insured)	1,250	1,552
5% 8/1/28 (FSA Insured)	1,250	1,543
5% 8/1/29 (FSA Insured)	3,150	3,858
5% 8/1/30 (FSA Insured)	4,070	4,952
5% 8/1/31 (FSA Insured)	650	786
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	3,896
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,817
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	3,338
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	4,312
5% 6/1/26	3,000	3,685
5% 6/1/33	9,035	10,874
San Jose Int'l. Arpt. Rev.:
Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,205
5% 3/1/24 (AMBAC Insured) (d)	9,690	9,887
5% 3/1/37 (AMBAC Insured) (d)	10,000	10,191
Series 2014 A:
5% 3/1/19 (d)	500	547
5% 3/1/20 (d)	3,500	3,939
5% 3/1/21 (d)	2,750	3,175
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	2,800	3,100
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/27	1,650	2,082
5% 10/1/29	675	840
5% 10/1/30	2,000	2,482
5% 10/1/31	2,310	2,856
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	5,000	5,899
Series 2010 B, 0% 8/1/47	9,000	3,068
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,955
San Mateo County Joint Powers Fing. Auth. (Cap. Projs.) Series 2009 A, 5.25% 7/15/24	5,280	6,000
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,786
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,265
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,216
San Mateo-Foster City School District:
5% 8/15/22	7,755	9,530
5% 8/1/23	8,100	10,170
San Pablo Calif Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	1,020
5% 6/15/26 (FSA Insured)	860	1,055
5% 6/15/27 (FSA Insured)	1,770	2,155
5% 6/15/28 (FSA Insured)	1,865	2,254
5% 6/15/29 (FSA Insured)	1,780	2,134
5% 6/15/30 (FSA Insured)	1,150	1,373
5% 6/15/31 (FSA Insured)	1,000	1,190
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,455	2,716
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	2,000	2,084
Series 2007 C, 5.75% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	8,000	8,379
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,642
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,806
0% 9/1/22 (AMBAC Insured)	2,900	2,617
0% 9/1/25 (AMBAC Insured)	6,800	5,571
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	783
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	2,458
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/26 (FSA Insured)	2,680	2,688
South Orange County Pub. Fin. Auth. Series 2016:
5% 4/1/21	1,000	1,177
5% 4/1/34	2,000	2,461
5% 4/1/36	3,000	3,666
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,155
5% 8/15/26	1,975	2,265
5% 8/15/27	700	801
5% 8/15/28	1,000	1,141
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25 (Pre-Refunded to 7/1/18 @ 100)	5,000	5,485
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,893
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	380
5% 8/1/25 (FSA Insured)	750	942
5% 8/1/27 (FSA Insured)	265	327
5% 8/1/28 (FSA Insured)	510	623
5% 8/1/38 (FSA Insured)	2,500	2,950
5% 8/1/42 (FSA Insured)	4,650	5,450
5% 7/1/23 (FSA Insured)	1,270	1,522
5% 7/1/24 (FSA Insured)	1,350	1,612
5% 7/1/25 (FSA Insured)	1,060	1,259
5% 7/1/26 (FSA Insured)	1,110	1,311
5% 7/1/27 (FSA Insured)	1,065	1,252
5% 1/1/29 (FSA Insured)	600	703
Successor Agcy. To The Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (FSA Insured)	2,440	3,010
5% 9/1/25 (FSA Insured)	3,500	4,369
5% 9/1/26 (FSA Insured)	8,000	10,121
5% 9/1/27 (FSA Insured)	4,000	5,007
5% 9/1/28 (FSA Insured)	3,500	4,353
5% 9/1/29 (FSA Insured)	2,000	2,467
Sweetwater Union High School District:
Series 2008 A, 5.625% 8/1/47 (Pre-Refunded to 8/1/18 @ 100)	16,900	18,494
5% 9/1/21	4,705	5,565
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,660	6,259
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,390
6% 6/1/22	1,100	1,117
Torrance Unified School District Series 2008 Z, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	5,000	5,759
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,528
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (FSA Insured)	820	1,033
5% 11/15/25 (FSA Insured)	800	1,024
5% 11/15/26 (FSA Insured)	965	1,222
5% 11/15/27 (FSA Insured)	1,500	1,888
5% 11/15/28 (FSA Insured)	1,165	1,457
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,680
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	978
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,762
Univ. of California Regents Med. Ctr. Pool Rev.:
Series 2010 G:
4% 5/15/19	1,305	1,421
4% 5/15/20	615	688
5% 5/15/19	2,830	3,158
Series 2013 J, 5% 5/15/48	7,300	8,615
Series 2016 L, 5% 5/15/34	2,000	2,508
Univ. of California Revs.:
Bonds 1.4%, tender 5/15/21 (a)	3,000	3,039
Series 2009 O, 5.75% 5/15/34 (Pre-Refunded to 5/15/19 @ 100)	9,900	11,234
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	1,160
5% 8/1/24 (Build America Mutual Assurance Insured)	1,045	1,330
5% 8/1/25 (Build America Mutual Assurance Insured)	1,165	1,474
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,627
5% 8/1/30	6,710	8,241
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,228
5% 11/1/25	1,000	1,226
5% 11/1/26	1,000	1,224
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Pre-Refunded to 5/1/17 @ 100)	2,120	2,178
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,980
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,804
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	841
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,923
5.5% 8/1/38	1,500	1,877
5.5% 8/1/40	5,000	6,244
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,324
6.25% 7/1/39	7,015	7,781
Series 2010 A, 5.5% 7/1/38	3,100	3,324
Series A:
5% 7/1/23	1,460	1,506
5% 7/1/25	1,665	1,716
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Pre-Refunded to 8/1/18 @ 100)	1,500	1,641
Series 2012, 5% 8/1/32	8,265	9,755
Series 2014 A:
5% 8/1/23	365	454
5% 8/1/24	2,195	2,779
5% 8/1/25	2,555	3,232
5% 8/1/26	2,550	3,217
5% 8/1/27	1,150	1,448
5% 8/1/28	1,000	1,251
5% 8/1/29	1,675	2,085
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,970
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,530
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,926

TOTAL CALIFORNIA		2,078,147

Guam - 1.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008, 5.875% 10/1/18 (Escrowed to Maturity)	1,205	1,268
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A:
5% 12/1/22	3,000	3,545
5% 12/1/24	3,000	3,657
5% 12/1/25	2,500	3,087
5% 12/1/26	2,000	2,496
5% 12/1/27	2,000	2,476
5% 12/1/31	2,500	3,033
5% 12/1/33	2,000	2,407
5% 12/1/34	1,750	2,097
5% 12/1/36	1,000	1,190

TOTAL GUAM		25,256

TOTAL MUNICIPAL BONDS
(Cost $1,891,427)		2,103,403

Municipal Notes - 2.4%
California - 2.4%
California Health Facilities Fing. Auth. Rev.:
(Scripps Health Proj.) Series 2008 E, 0.56% 9/7/16, LOC MUFG Union Bank NA, VRDN (a)	16,070	$16,070
(St. Joseph Health Sys. Proj.) Series 2011 D, 0.56% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	4,600	4,600
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2001 B3, 0.56% 9/1/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	19,400	19,400
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-2, 0.56% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	11,245	11,245
TOTAL MUNICIPAL NOTES
(Cost $51,315)		51,315
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $1,942,742)		2,154,718
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(6,365)
NET ASSETS - 100%		$2,148,353

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) A portion of the security sold on a delayed delivery basis.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	44.4%
Escrowed/Pre-Refunded	11.9%
Special Tax	11.2%
Health Care	9.4%
Transportation	9.1%
Electric Utilities	6.1%
Others* (Individually Less Than 5%)	7.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,942,742)		$2,154,718
Cash		8,116
Receivable for investments sold
Regular delivery		36,129
Delayed delivery		11,335
Receivable for fund shares sold		1,872
Interest receivable		21,440
Prepaid expenses		7
Other receivables		3
Total assets		2,233,620
Liabilities
Payable for investments purchased on a delayed delivery basis	$81,783
Payable for fund shares redeemed	623
Distributions payable	1,972
Accrued management fee	641
Distribution and service plan fees payable	40
Other affiliated payables	169
Other payables and accrued expenses	39
Total liabilities		85,267
Net Assets		$2,148,353
Net Assets consist of:
Paid in capital		$1,946,621
Undistributed net investment income		40
Accumulated undistributed net realized gain (loss) on investments		(10,284)
Net unrealized appreciation (depreciation) on investments		211,976
Net Assets		$2,148,353
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($55,304 ÷ 4,102 shares)		$13.48
Maximum offering price per share (100/96.00 of $13.48)		$14.04
Class T:
Net Asset Value and redemption price per share ($9,894 ÷ 732 shares)		$13.52
Maximum offering price per share (100/96.00 of $13.52)		$14.08
Class C:
Net Asset Value and offering price per share ($32,380 ÷ 2,406 shares)(a)		$13.46
California Municipal Income:
Net Asset Value, offering price and redemption price per share ($1,985,750 ÷ 147,487 shares)		$13.46
Class I:
Net Asset Value, offering price and redemption price per share ($65,025 ÷ 4,819 shares)		$13.49

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended August 31, 2016 (Unaudited)
Investment Income
Interest		$37,339
Expenses
Management fee	$3,749
Transfer agent fees	793
Distribution and service plan fees	221
Accounting fees and expenses	188
Custodian fees and expenses	8
Independent trustees' fees and expenses	5
Registration fees	82
Audit	28
Legal	6
Miscellaneous	9
Total expenses before reductions	5,089
Expense reductions	(12)	5,077
Net investment income (loss)		32,262
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5,219
Total net realized gain (loss)		5,219
Change in net unrealized appreciation (depreciation) on investment securities		31,880
Net gain (loss)		37,099
Net increase (decrease) in net assets resulting from operations		$69,361

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,262	$63,449
Net realized gain (loss)	5,219	1,663
Change in net unrealized appreciation (depreciation)	31,880	10,400
Net increase (decrease) in net assets resulting from operations	69,361	75,512
Distributions to shareholders from net investment income	(32,179)	(63,365)
Distributions to shareholders from net realized gain	–	(148)
Total distributions	(32,179)	(63,513)
Share transactions - net increase (decrease)	115,669	57,633
Redemption fees	5	12
Total increase (decrease) in net assets	152,856	69,644
Net Assets
Beginning of period	1,995,497	1,925,853
End of period	$2,148,353	$1,995,497
Other Information
Undistributed net investment income end of period	$40	$–
Accumulated net investment loss end of period	$–	$(43)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California Municipal Income Fund Class A

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$13.24	$13.16	$12.63	$13.02	$12.69	$11.64
Income from Investment Operations
Net investment income (loss)B	.187	.390	.397	.437	.436	.464
Net realized and unrealized gain (loss)	.239	.081	.544	(.396)	.324	1.049
Total from investment operations	.426	.471	.941	.041	.760	1.513
Distributions from net investment income	(.186)	(.390)	(.411)	(.431)	(.428)	(.463)
Distributions from net realized gain	–	(.001)	–	–	(.002)	–
Total distributions	(.186)	(.391)	(.411)	(.431)	(.430)	(.463)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$13.48	$13.24	$13.16	$12.63	$13.02	$12.69
Total ReturnD,E,F	3.24%	3.66%	7.55%	.40%	6.08%	13.26%
Ratios to Average Net AssetsG
Expenses before reductions	.79%H	.80%	.79%	.77%	.77%	.76%
Expenses net of fee waivers, if any	.79%H	.80%	.79%	.77%	.77%	.76%
Expenses net of all reductions	.79%H	.80%	.79%	.77%	.77%	.76%
Net investment income (loss)	2.77%H	2.99%	3.07%	3.47%	3.38%	3.82%
Supplemental Data
Net assets, end of period (in millions)	$55	$48	$42	$34	$56	$53
Portfolio turnover rate	13%H	11%	10%	13%	9%	9%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California Municipal Income Fund Class T

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$13.28	$13.20	$12.67	$13.05	$12.72	$11.67
Income from Investment Operations
Net investment income (loss)B	.189	.399	.408	.442	.440	.463
Net realized and unrealized gain (loss)	.240	.080	.543	(.385)	.323	1.049
Total from investment operations	.429	.479	.951	.057	.763	1.512
Distributions from net investment income	(.189)	(.398)	(.421)	(.437)	(.432)	(.462)
Distributions from net realized gain	–	(.001)	–	–	(.002)	–
Total distributions	(.189)	(.399)	(.421)	(.437)	(.433)C	(.462)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$13.52	$13.28	$13.20	$12.67	$13.05	$12.72
Total ReturnE,F,G	3.25%	3.72%	7.61%	.53%	6.09%	13.21%
Ratios to Average Net AssetsH
Expenses before reductions	.76%I	.74%	.72%	.71%	.75%	.78%
Expenses net of fee waivers, if any	.76%I	.74%	.72%	.71%	.75%	.78%
Expenses net of all reductions	.76%I	.74%	.72%	.71%	.74%	.78%
Net investment income (loss)	2.80%I	3.04%	3.14%	3.52%	3.41%	3.81%
Supplemental Data
Net assets, end of period (in millions)	$10	$8	$7	$6	$6	$5
Portfolio turnover rate	13%I	11%	10%	13%	9%	9%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.433 per share is comprised of distributions from net investment income of $.4316 and distributions from net realized gain of $.0016 per share.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California Municipal Income Fund Class C

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$13.22	$13.14	$12.61	$13.00	$12.67	$11.62
Income from Investment Operations
Net investment income (loss)B	.136	.292	.300	.337	.337	.369
Net realized and unrealized gain (loss)	.239	.080	.544	(.393)	.325	1.051
Total from investment operations	.375	.372	.844	(.056)	.662	1.420
Distributions from net investment income	(.135)	(.291)	(.314)	(.334)	(.330)	(.370)
Distributions from net realized gain	–	(.001)	–	–	(.002)	–
Total distributions	(.135)	(.292)	(.314)	(.334)	(.332)	(.370)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$13.46	$13.22	$13.14	$12.61	$13.00	$12.67
Total ReturnD,E,F	2.85%	2.88%	6.76%	(.37)%	5.28%	12.42%
Ratios to Average Net AssetsG
Expenses before reductions	1.54%H	1.55%	1.54%	1.54%	1.54%	1.53%
Expenses net of fee waivers, if any	1.54%H	1.55%	1.54%	1.54%	1.54%	1.53%
Expenses net of all reductions	1.54%H	1.55%	1.54%	1.54%	1.53%	1.53%
Net investment income (loss)	2.02%H	2.24%	2.32%	2.70%	2.62%	3.05%
Supplemental Data
Net assets, end of period (in millions)	$32	$26	$24	$24	$24	$23
Portfolio turnover rate	13%H	11%	10%	13%	9%	9%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California Municipal Income Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$13.22	$13.15	$12.62	$13.00	$12.67	$11.63
Income from Investment Operations
Net investment income (loss)B	.209	.434	.440	.473	.475	.499
Net realized and unrealized gain (loss)	.240	.070	.543	(.384)	.325	1.040
Total from investment operations	.449	.504	.983	.089	.800	1.539
Distributions from net investment income	(.209)	(.433)	(.453)	(.469)	(.468)	(.499)
Distributions from net realized gain	–	(.001)	–	–	(.002)	–
Total distributions	(.209)	(.434)	(.453)	(.469)	(.470)	(.499)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$13.46	$13.22	$13.15	$12.62	$13.00	$12.67
Total ReturnD,E	3.41%	3.93%	7.91%	.78%	6.41%	13.52%
Ratios to Average Net AssetsF
Expenses before reductions	.46%G	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.46%G	.46%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.46%G	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	3.10%G	3.33%	3.40%	3.77%	3.69%	4.12%
Supplemental Data
Net assets, end of period (in millions)	$1,986	$1,866	$1,813	$1,629	$1,855	$1,741
Portfolio turnover rate	13%G	11%	10%	13%	9%	9%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California Municipal Income Fund Class I

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$13.25	$13.17	$12.64	$13.03	$12.70	$11.65
Income from Investment Operations
Net investment income (loss)B	.203	.423	.429	.463	.465	.492
Net realized and unrealized gain (loss)	.240	.080	.543	(.394)	.324	1.049
Total from investment operations	.443	.503	.972	.069	.789	1.541
Distributions from net investment income	(.203)	(.422)	(.442)	(.459)	(.458)	(.491)
Distributions from net realized gain	–	(.001)	–	–	(.002)	–
Total distributions	(.203)	(.423)	(.442)	(.459)	(.459)C	(.491)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$13.49	$13.25	$13.17	$12.64	$13.03	$12.70
Total ReturnE,F	3.36%	3.91%	7.80%	.62%	6.31%	13.51%
Ratios to Average Net AssetsG
Expenses before reductions	.55%H	.55%	.55%	.54%	.54%	.53%
Expenses net of fee waivers, if any	.55%H	.55%	.55%	.54%	.54%	.53%
Expenses net of all reductions	.55%H	.55%	.55%	.54%	.54%	.53%
Net investment income (loss)	3.01%H	3.23%	3.31%	3.69%	3.61%	4.05%
Supplemental Data
Net assets, end of period (in millions)	$65	$47	$40	$33	$33	$33
Portfolio turnover rate	13%H	11%	10%	13%	9%	9%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.459 per share is comprised of distributions from net investment income of $.4578 and distributions from net realized gain of $.0016 per share.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, California Municipal Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund may be affected by economic and political developments in the state of California.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period March 1, 2016 through June 24, 2016.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to future contracts and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$213,289
Gross unrealized depreciation	(150)
Net unrealized appreciation (depreciation) on securities	$213,139
Tax cost	$1,941,579

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(12,357)
2018	(1,880)
Total capital loss carryforward	$(14,237)

At the prior fiscal period end, the Fund was required to defer approximately $1,266 of losses on futures contracts.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 0.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $300,507 and $130,044, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$65	$2
Class T	-%	.25%	11	–(a)
Class B	.65%	.25%	1	1
Class C	.75%	.25%	144	23
			$221	$26

 (a) In the amount of less than $500.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$7
Class T	2
Class C(a)	1
$10

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$42.16
Class T	6.12
Class B	–(b)	.10
Class C	23.16
California Municipal Income	675.07
Class I	47.16
	$793

 (a) Annualized

 (b) In the amount of less than five hundred dollars.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
From net investment income
Class A	$727	$1,305
Class T	127	209
Class B	2	10
Class C	290	531
California Municipal Income	30,178	59,893
Class I	855	1,417
Total	$32,179	$63,365
From net realized gain
Class A	$–	$3
Class T	–	1
Class C	–	2
California Municipal Income	–	138
Class I	–	4
Total	$–	$148

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
Class A
Shares sold	853	940	$11,393	$12,339
Reinvestment of distributions	46	84	616	1,095
Shares redeemed	(455)	(566)	(6,094)	(7,404)
Net increase (decrease)	444	458	$5,915	$6,030
Class T
Shares sold	191	96	$2,550	$1,252
Reinvestment of distributions	8	13	105	173
Shares redeemed	(33)	(41)	(448)	(534)
Net increase (decrease)	166	68	$2,207	$891
Class B
Shares sold	–(a)	–(a)	$–(b)	$–(b)
Reinvestment of distributions	–(a)	1	1	7
Shares redeemed	(20)	(30)	(276)	(386)
Net increase (decrease)	(20)	(29)	$(275)	$(379)
Class C
Shares sold	550	428	$7,374	$5,584
Reinvestment of distributions	17	31	227	408
Shares redeemed	(141)	(282)	(1,886)	(3,665)
Net increase (decrease)	426	177	$5,715	$2,327
California Municipal Income
Shares sold	14,149	22,729	$188,871	$296,647
Reinvestment of distributions	1,413	2,870	18,905	37,449
Shares redeemed	(9,181)	(22,432)	(122,693)	(292,435)
Net increase (decrease)	6,381	3,167	$85,083	$41,661
Class I
Shares sold	1,768	1,858	$23,670	$24,309
Reinvestment of distributions	46	74	621	971
Shares redeemed	(543)	(1,385)	(7,267)	(18,177)
Net increase (decrease)	1,271	547	$17,024	$7,103

 (a) In the amount of less than five hundred shares.

 (b) In the amount of less than five hundred dollars.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Class A	.79%
Actual		$1,000.00	$1,032.40	$4.05
Hypothetical-C		$1,000.00	$1,021.22	$4.02
Class T	.76%
Actual		$1,000.00	$1,032.50	$3.89
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Class C	1.54%
Actual		$1,000.00	$1,028.50	$7.87
Hypothetical-C		$1,000.00	$1,017.44	$7.83
California Municipal Income	.46%
Actual		$1,000.00	$1,034.10	$2.36
Hypothetical-C		$1,000.00	$1,022.89	$2.35
Class I	.55%
Actual		$1,000.00	$1,033.60	$2.82
Hypothetical-C		$1,000.00	$1,022.43	$2.80

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CFL-SANN-1016
1.777802.114

Fidelity Advisor® California Municipal Income Fund -
Class A, Class T, Class C and Class I

Semi-Annual Report

August 31, 2016

Class A, Class T, Class C and Class I are classes of Fidelity® California Municipal Income Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Sectors as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	44.4	43.8
Escrowed/Pre-Refunded	11.9	11.1
Special Tax	11.2	10.4
Health Care	9.4	9.5
Transportation	9.1	8.2

Quality Diversification (% of fund's net assets)

As of August 31, 2016
AAA	5.6%
AA,A	82.6%
BBB	7.2%
BB and Below	0.5%
Not Rated	2.0%
Short-Term Investments and Net Other Assets	2.1%

As of February 29, 2016
AAA	4.5%
AA,A	81.4%
BBB	6.2%
BB and Below	0.2%
Not Rated	2.8%
Short-Term Investments and Net Other Assets	4.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount (000s)	Value (000s)
California - 96.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	$3,000	$3,459
Series 2012 A:
5% 8/1/24	1,050	1,259
5% 8/1/25	1,245	1,492
5% 8/1/27	300	359
5% 8/1/28	400	478
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,840
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	2,401
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A:
5.3% 10/1/23 (Pre-Refunded to 10/1/17 @ 100)	935	983
5.4% 10/1/24 (Pre-Refunded to 10/1/17 @ 100)	4,585	4,825
5.45% 10/1/25 (Pre-Refunded to 10/1/17 @ 100)	5,160	5,433
Series 2004:
0% 10/1/19	7,920	7,724
0% 10/1/19	630	596
Series 2013 A:
5% 10/1/24	7,750	9,575
5% 10/1/25	5,245	6,464
Series 2016 B:
5% 10/1/34	2,500	3,043
5% 10/1/35	4,000	4,854
5% 10/1/36	2,250	2,728
5% 10/1/37	2,200	2,665
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,783
5% 12/1/20 (AMBAC Insured)	2,810	2,956
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	2,290
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,267
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,245
0% 9/1/22 (FSA Insured)	5,150	4,665
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,198
Antelope Valley Healthcare District Rev. Series 2016 A:
5% 3/1/41	2,000	2,203
5% 3/1/46	3,000	3,274
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,132
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
1.5%, tender 4/2/18 (a)	1,000	1,007
1.875%, tender 4/1/19 (a)	6,250	6,376
Series 2014 E, 2% 4/1/34	6,000	6,200
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,936
5% 6/1/25	4,355	5,280
5% 6/1/27	2,755	3,320
5% 6/1/28	3,045	3,660
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,590
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	5,628
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	984
0% 8/1/18 (AMBAC Insured)	2,000	1,930
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21	4,000	4,841
Series AI, 5% 12/1/25	2,700	3,243
California Dept. of Wtr. Resources Pwr. Supply Rev. 5% 5/1/22	5,000	6,103
California Econ. Recovery Series 2009 A:
5% 7/1/19 (Escrowed to Maturity)	1,725	1,934
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	13,130	14,811
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	7,480	8,437
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33 (Pre-Refunded to 3/1/18 @ 100)	1,000	1,080
6% 3/1/38 (Pre-Refunded to 3/1/18 @ 100)	1,000	1,080
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,279
Series 2010 A, 5% 10/1/25	5,860	6,537
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,672
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	10,257
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,228
Series 2009, 5% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	2,700	2,973
Series 2016 U7 5% 6/1/46	6,000	9,084
5% 2/1/17	790	803
5% 2/1/17 (Escrowed to Maturity)	210	214
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	937
4% 9/1/21	1,000	1,085
4% 9/1/22	740	800
4% 9/1/23	1,080	1,166
4% 9/1/24	1,125	1,215
5% 9/1/19	400	450
5% 9/1/39	5,000	5,526
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	85	85
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
Series 2015, 5% 3/1/27	33,665	42,925
Series 2016:
4% 9/1/37 (b)(c)	6,000	6,761
5% 9/1/29 (b)	10,000	12,761
5% 9/1/31 (b)	20,000	25,315
5% 9/1/36 (b)	7,630	9,502
5% 9/1/37 (b)	13,000	16,176
4.5% 8/1/30	3,250	3,299
5% 3/1/19	3,000	3,197
5% 9/1/21	1,000	1,195
5% 8/1/22 (Pre-Refunded to 2/1/17 @ 100)	1,500	1,527
5% 10/1/22	1,355	1,528
5% 11/1/22	1,600	1,682
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,943
5% 12/1/22	3,500	3,691
5% 10/1/26	6,065	7,715
5% 9/1/32	9,400	11,814
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 10/1/17	105	108
5.25% 9/1/23	7,200	8,724
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.25% 4/1/35	3,500	4,236
5.25% 3/1/38	11,375	12,127
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,508
5.5% 4/1/30	25	25
5.5% 11/1/34	2,535	2,897
5.5% 11/1/39	1,810	2,061
6% 4/1/18	1,570	1,702
6% 3/1/33	20,050	23,582
6% 4/1/38	1,190	1,346
6.5% 4/1/33	11,650	13,355
California Health Facilities Fing. Auth. Series 2016 A, 5% 11/15/46	10,000	12,253
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	11,000	12,447
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,962
5% 11/15/23	2,000	2,350
5% 11/15/24	4,500	5,248
5% 11/15/34	3,150	3,520
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,267
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	101
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	4,910	5,501
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,380
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,000	1,134
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	5,514
Series 2008 A3, 5.5% 11/15/40	3,090	3,762
Series 2011 A, 5% 3/1/20	3,250	3,698
Series 2011 D:
5% 8/15/22	900	1,073
5% 8/15/23	700	836
5% 8/15/24	1,250	1,494
5% 8/15/25	2,000	2,391
Series 2015 A, 5% 2/1/40	5,000	5,900
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,003
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,134
5% 12/1/32	1,000	1,047
5% 12/1/42	3,000	3,130
California Muni. Fin. Auth. Ctfs. of Prtn.:
(Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	5,438
5.25% 2/1/37	1,465	1,487
5.25% 2/1/37 (Pre-Refunded to 2/1/17 @ 100)	1,035	1,055
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	331
5% 7/1/20	500	567
5.125% 7/1/23	1,150	1,301
5.75% 7/1/40	5,155	5,812
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,115
Series 2016 A:
5% 11/1/25	1,130	1,385
5% 11/1/26	1,000	1,232
5% 11/1/28	2,000	2,469
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(U.S.A. Waste Svcs., Inc. Proj.) Series 1998 A, 1.5% 6/1/18 (d)	1,920	1,939
Bonds (Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (a)(d)	7,500	8,069
California Pub. Works Board Lease Rev.:
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,416
(California State Univ. Proj.) Series 2006 G:
5% 11/1/20 (Pre-Refunded to 11/1/16 @ 100)	1,825	1,838
5% 11/1/21 (Pre-Refunded to 11/1/16 @ 100)	2,020	2,034
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	8,474
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F, 5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,014
Series 2011 C:
5% 10/1/27	9,530	11,301
5.25% 10/1/24	4,170	5,021
5.25% 10/1/25	2,875	3,460
5.75% 10/1/31	4,000	4,904
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19 (AMBAC Insured)	2,710	2,921
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,405
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,705
(UC Irvine Med. Ctr. Replacement Hosp. Proj.) Series 2008 A, 5% 3/1/33 (Pre-Refunded to 3/1/18 @ 100)	1,625	1,729
(Univ. of California Research Proj.) Series 2006 E:
5% 10/1/23 (Pre-Refunded to 10/1/16 @ 100)	2,410	2,418
5.25% 10/1/21 (Pre-Refunded to 10/1/16 @ 100)	2,900	2,910
(Univ. Proj.) Series 2012 D:
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,700	2,090
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,865	2,293
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,202
5% 4/1/25	5,300	6,353
Series 2012 G, 5% 11/1/25	2,500	3,045
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/22	3,000	3,595
5% 12/1/23	2,800	3,354
Series 2009 G1, 5.75% 10/1/30	1,800	2,061
Series 2009 I:
5.5% 11/1/23	1,535	1,752
6.125% 11/1/29	1,200	1,397
6.25% 11/1/21	2,000	2,346
6.375% 11/1/34	3,000	3,501
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25 (Pre-Refunded to 5/1/19 @ 100)	3,675	4,168
6% 11/1/40 (Pre-Refunded to 5/1/19 @ 100)	7,240	8,259
California Statewide Cmntys. Dev. Auth. Series 2016:
3.5% 5/15/36	2,000	2,058
5% 5/15/34	1,250	1,521
5% 5/15/35	1,750	2,118
5% 5/15/40	2,250	2,708
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,005	5,290
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,470
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/19 (Pre-Refunded to 8/15/18 @ 100)	50	54
5.75% 8/15/38 (Pre-Refunded to 8/15/18 @ 100)	3,000	3,296
6.25% 8/15/33 (Pre-Refunded to 8/15/18 @ 100)	2,500	2,771
(Kaiser Permanente Health Sys. Proj.) Series 2007 A:
4.75% 4/1/33	2,000	2,047
5% 4/1/31	4,900	5,021
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,970
Series 2016 B:
5% 8/15/25	750	968
5% 8/15/26	325	424
5% 8/15/27	575	760
5% 8/15/28	750	1,000
5.375% 6/1/26 (Pre-Refunded to 6/1/21 @ 100)	2,520	3,046
6% 6/1/33 (Pre-Refunded to 6/1/21 @ 100)	3,020	3,737
Carlsbad Unified School District Series 2009 B:
0% 5/1/17	1,155	1,150
0% 5/1/18	1,335	1,316
0% 5/1/19	1,000	974
0% 5/1/34 (e)	5,300	5,806
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,050
5% 11/1/25 (AMBAC Insured)	3,820	4,009
5% 11/1/33 (AMBAC Insured)	5,000	5,233
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,640
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23 (Pre-Refunded to 3/1/20 @ 100)	1,500	1,722
5% 3/1/24 (Pre-Refunded to 3/1/20 @ 100)	2,000	2,296
5% 3/1/25 (Pre-Refunded to 3/1/20 @ 100)	2,000	2,296
Corona-Norco Unified School District:
Series 2013 A:
5% 9/1/25	645	798
5% 9/1/28	1,250	1,514
5% 9/1/32	1,125	1,346
5% 9/1/35	585	691
Series A:
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	1,470	1,529
5% 8/1/25 (Pre-Refunded to 8/1/17 @ 100)	1,435	1,493
5% 8/1/26 (Pre-Refunded to 8/1/17 @ 100)	2,000	2,080
5% 8/1/27 (Pre-Refunded to 8/1/17 @ 100)	1,785	1,857
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,953
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,893
Cucamonga County Wtr. District 5% 9/1/36 (Pre-Refunded to 9/1/16 @ 100)	2,890	2,890
Cupertino California Union School District 5% 8/1/19	1,120	1,261
Davis Spl. Tax Rev. Series 2007:
5% 9/1/18 (AMBAC Insured)	835	865
5% 9/1/20 (AMBAC Insured)	925	957
5% 9/1/22 (AMBAC Insured)	1,020	1,053
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,440
5% 6/1/28	2,000	2,430
5% 6/1/29	1,650	1,996
5% 6/1/30	2,500	3,012
5% 6/1/31	1,750	2,100
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (Pre-Refunded to 3/1/18 @ 100)	2,000	2,152
6% 3/1/20 (Pre-Refunded to 3/1/18 @ 100)	1,000	1,080
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,626
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2016 B:
5% 3/1/28	3,125	3,990
5% 3/1/29	8,125	10,302
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/27	1,940	2,413
5% 9/1/28	4,125	5,089
5% 9/1/29	4,325	5,300
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,382
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	2,121
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,947
Series 2016:
5% 9/1/27	1,875	2,296
5% 9/1/28	1,500	1,825
5% 9/1/29	2,000	2,420
5% 9/1/30	1,720	2,073
5% 9/1/31	2,500	3,000
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,746
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,344
0% 10/1/25 (AMBAC Insured)	1,665	1,297
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	922
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	3,523
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	2,090
0% 11/1/16 (Escrowed to Maturity)	3,500	3,497
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,560
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,234
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	5,225
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	6,170
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,333
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	10,000	11,890
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/30	6,000	7,251
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,685
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,964
5% 9/2/23	1,000	1,195
5% 9/2/24	825	993
5% 9/2/25	500	589
5% 9/2/26	800	954
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/24	1,200	1,510
5% 9/1/25	1,700	2,127
5% 9/1/26	1,860	2,320
5% 9/1/27	1,725	2,146
5% 9/1/28	1,000	1,237
5% 9/1/29	1,250	1,538
Series 2013 A:
5% 9/1/24	3,830	4,690
5% 9/1/25	4,085	4,972
5% 9/1/26	4,105	4,970
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	2,083
5% 8/15/28	1,960	2,305
5% 8/15/29	4,225	4,959
5% 8/15/30	4,555	5,336
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	470
5% 8/1/22	450	522
5% 8/1/23	485	562
5% 8/1/24	1,000	1,158
5% 8/1/26	1,370	1,586
5% 8/1/28	760	877
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (Pre-Refunded to 2/1/17 @ 100)	3,420	3,481
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38 (Pre-Refunded to 12/1/17 @ 100)	4,400	4,811
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,196
5% 8/1/25	1,000	1,193
5% 8/1/26	1,000	1,190
5% 8/1/27	1,000	1,183
5% 8/1/28	1,000	1,180
5% 8/1/29	1,000	1,177
5% 8/1/30	1,000	1,175
5% 8/1/31	1,000	1,173
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,450
Long Beach Cmnty. College:
0% 6/1/28 (Escrowed to Maturity)	530	425
0% 6/1/28 (FSA Insured)	2,995	2,266
0% 6/1/31 (Escrowed to Maturity)	1,465	1,075
0% 6/1/31 (FSA Insured)	8,285	5,637
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,138
Long Beach Unified School District Series 2009:
5.25% 8/1/33	410	460
5.75% 8/1/33	170	194
5.75% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	2,630	3,014
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	10,025	11,530
Series 2009 A, 5.5% 8/1/29 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,136
Series 2010 C, 5.25% 8/1/39	1,300	1,501
Series 2015 A, 5% 8/1/29	7,000	8,790
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,813
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,418
5% 3/1/23	1,600	1,954
(Disney Parking Proj.):
0% 3/1/18	3,000	2,953
0% 3/1/19	3,200	3,105
0% 3/1/20	1,000	955
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21	6,200	7,432
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,624
Los Angeles Dept. Arpt. Rev.:
Series 2006 A:
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,002
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,414
Series 2015 A:
5% 5/15/24 (d)	795	988
5% 5/15/25 (d)	2,250	2,843
5% 5/15/26 (d)	1,705	2,141
5% 5/15/27 (d)	1,250	1,555
5% 5/15/28 (d)	1,250	1,546
5% 5/15/29 (d)	1,575	1,938
5% 5/15/30 (d)	1,400	1,714
Series 2015 D:
5% 5/15/28 (d)	1,950	2,411
5% 5/15/29 (d)	2,550	3,137
5% 5/15/30 (d)	2,000	2,448
5% 5/15/31 (d)	2,540	3,095
5% 5/15/41 (d)	2,240	2,696
Series 2016 A:
5% 5/15/29 (d)	2,500	3,118
5% 5/15/30 (d)	2,500	3,105
5% 5/15/31 (d)	3,000	3,709
5% 5/15/32 (d)	3,500	4,310
5% 5/15/33 (d)	2,000	2,457
5% 5/15/35 (d)	2,000	2,449
5% 5/15/42 (d)	7,500	9,112
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev. 4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A:
5% 7/1/28	3,400	4,273
5% 7/1/30	19,905	24,806
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2016 A, 5% 7/1/46	8,500	10,511
Series 2016 B:
5% 7/1/38	2,000	2,489
5% 7/1/42	3,500	4,342
5% 7/1/46	3,415	4,223
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	4,365	4,664
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	5,500	5,973
Series 2012 C, 5% 3/1/26	3,000	3,556
Series 2014 A:
5% 5/1/24	325	411
5% 5/1/25	540	681
5% 5/1/29	500	618
5% 5/1/30	1,000	1,233
5% 5/1/31	1,555	1,910
Series 2014 B:
5% 5/1/24	200	253
5% 5/1/25	225	284
5% 5/1/29	500	618
5% 5/1/30	400	493
5% 5/1/31	400	491
Series 2016 A:
5% 11/1/21	2,500	3,004
5% 11/1/22	2,500	3,067
Series 2016 B, 5% 11/1/36	1,500	1,848
Los Angeles Unified School District:
Series 2007 A1, 4.5% 1/1/28	6,900	7,118
Series 2011 A1, 5% 7/1/21	7,110	8,515
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	4,455	5,048
Series 2012 B, 5% 6/1/28	4,800	5,817
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	845	956
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,830
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	552
5% 7/1/39	4,095	4,493
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	989
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,847
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,286
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,225	2,379
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440	1,539
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	4,100
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,102
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,532
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	1,257
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,714
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,134
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,967
5% 9/1/25	1,000	1,178
5% 9/1/26	1,155	1,355
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	3,034
Series 2015:
4% 9/1/24 (FSA Insured)	330	394
5% 9/1/24 (FSA Insured)	1,000	1,269
5% 9/1/25 (FSA Insured)	680	869
5% 9/1/25 (FSA Insured)	1,400	1,789
5% 9/1/26 (FSA Insured)	500	633
5% 9/1/26 (FSA Insured)	1,500	1,899
5% 9/1/27 (FSA Insured)	455	571
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,360
New Haven Unified School District 12% 8/1/17 (FSA Insured)	1,000	1,103
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,907
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,000
5% 9/1/17 (AMBAC Insured)	2,735	2,851
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	4,699
Northern California Transmission Agcy. Rev.:
5% 5/1/36	2,390	2,960
5% 5/1/37	3,500	4,327
5% 5/1/38	1,500	1,852
5% 5/1/39	1,500	1,850
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	3,480
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39 (Pre-Refunded to 1/15/19 @ 100)	3,000	3,392
Series 2012, 5% 1/15/25	3,460	4,026
Series 2015 A:
5% 1/15/28	1,225	1,562
5% 1/15/29	1,650	2,091
5% 1/15/30	1,665	2,099
5% 1/15/31	1,520	1,908
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	790	866
Oakland Unified School District Alameda County:
Series 2009 A:
6.5% 8/1/23 (Pre-Refunded to 8/1/19 @ 100)	2,810	3,277
6.5% 8/1/24 (Pre-Refunded to 8/1/19 @ 100)	1,220	1,423
Series 2013:
6.25% 8/1/30	1,500	1,866
6.625% 8/1/38	5,000	6,323
Series 2015 A:
5% 8/1/30	1,250	1,569
5% 8/1/30 (FSA Insured)	1,570	1,979
5% 8/1/40	3,500	4,251
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,512
5% 2/1/23	5,000	5,933
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	3,304
Palmdale Elementary School District Spl. Tax 5.8% 8/1/29 (FSA Insured)	4,735	4,752
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,879
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	919
Port of Oakland Rev.:
Series 2007 A:
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	2,905
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,291
Series 2011 O, 5% 5/1/22 (d)	4,500	5,252
Series 2012 P:
5% 5/1/22 (d)	2,500	2,992
5% 5/1/24 (d)	2,820	3,346
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	3,089
5% 6/15/28	2,190	2,752
5% 12/15/28	2,200	2,765
5% 12/15/29	4,825	6,031
5% 12/15/30	3,500	4,583
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	8,448
Series 2011, 0% 8/1/46	10,150	3,681
Series B:
0% 8/1/33	4,840	3,081
0% 8/1/35	9,000	5,301
0% 8/1/37	6,325	3,451
0% 8/1/38	20,710	10,928
0% 8/1/40	11,665	5,766
0% 8/1/41	5,130	2,450
Poway Unified School District Pub. Fing.:
3.5% 9/1/31	780	809
5% 9/15/26	940	1,128
5% 9/1/33	1,750	2,028
5% 9/1/34	1,230	1,419
5% 9/1/35	1,585	1,821
5% 9/1/36	1,410	1,614
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	2,194
5% 9/1/26 (FSA Insured)	1,350	1,691
5% 9/1/27 (FSA Insured)	1,700	2,112
5% 9/1/28 (FSA Insured)	1,700	2,096
5% 9/1/29 (FSA Insured)	1,850	2,262
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,518
Riverside County Trans. Commission Toll Rev.:
Series 2013 A:
5.75% 6/1/44	2,500	2,957
5.75% 6/1/48	5,000	5,896
Series 2013 B:
0% 6/1/41	5,000	1,828
0% 6/1/42	6,000	2,095
0% 6/1/43	6,500	2,173
Riverside Swr. Rev. Series 2015 A:
5% 8/1/26	1,710	2,152
5% 8/1/27	1,725	2,156
5% 8/1/28	1,935	2,404
5% 8/1/29	2,330	2,876
Rocklin Unified School District Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	2,295
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	5,435
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	5,506
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,236
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	4,936
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,399
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,450
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	1,705	1,858
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	6,000	4,625
Sacramento Muni. Util. District Elec. Rev.:
Series 2012 Y, 5% 8/15/27	2,800	3,421
Series 2013 A, 5% 8/15/41	2,810	3,384
Series 2016 D:
5% 8/15/27	3,250	4,313
5% 8/15/28	2,500	3,356
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,346
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	10,921
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,637
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,356
5% 8/1/24 (FSA Insured)	1,250	1,510
5% 8/1/25 (FSA Insured)	2,000	2,409
5% 8/1/27 (FSA Insured)	2,000	2,388
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,360
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,948
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2013 B, 5% 7/1/38 (d)	7,000	8,072
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	2,039
Series 2015 A, 5% 10/15/44	4,005	4,856
Series 2016:
5% 10/15/29	2,000	2,512
5% 10/15/30	1,000	1,252
5% 10/15/31	650	811
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	1,500	1,682
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
Series 2009 B, 5.75% 8/1/35 (Pre-Refunded to 8/1/19 @ 100)	3,455	3,954
Series 2016 B:
5% 8/1/38	4,000	4,988
5% 8/1/39	3,520	4,389
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,927
Series 2008 C:
0% 7/1/37	1,300	688
0% 7/1/40	15,985	7,646
0% 7/1/46	13,505	5,271
0% 7/1/47	4,000	1,508
Series 2008 E, 0% 7/1/47 (e)	8,700	5,787
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	2,100	2,111
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,537
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,806
Series 2014 A:
5% 5/1/40 (d)	1,865	2,181
5% 5/1/44 (d)	8,390	9,785
5% 5/1/27	2,310	3,005
5% 5/1/28	2,280	2,955
5% 5/1/29	1,225	1,578
5% 5/1/30	330	423
5% 5/1/32	1,000	1,270
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,143
6.625% 8/1/39	1,000	1,152
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
4% 8/1/17	885	910
5% 8/1/19	1,115	1,240
5% 8/1/21	800	937
5% 8/1/23	1,000	1,190
5% 8/1/24	750	888
San Jacinto Unified School District Series 2014:
5% 8/1/25 (FSA Insured)	875	1,103
5% 8/1/26 (FSA Insured)	1,055	1,322
5% 8/1/27 (FSA Insured)	1,250	1,552
5% 8/1/28 (FSA Insured)	1,250	1,543
5% 8/1/29 (FSA Insured)	3,150	3,858
5% 8/1/30 (FSA Insured)	4,070	4,952
5% 8/1/31 (FSA Insured)	650	786
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	3,896
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,817
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	3,338
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	4,312
5% 6/1/26	3,000	3,685
5% 6/1/33	9,035	10,874
San Jose Int'l. Arpt. Rev.:
Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,205
5% 3/1/24 (AMBAC Insured) (d)	9,690	9,887
5% 3/1/37 (AMBAC Insured) (d)	10,000	10,191
Series 2014 A:
5% 3/1/19 (d)	500	547
5% 3/1/20 (d)	3,500	3,939
5% 3/1/21 (d)	2,750	3,175
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	2,800	3,100
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/27	1,650	2,082
5% 10/1/29	675	840
5% 10/1/30	2,000	2,482
5% 10/1/31	2,310	2,856
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	5,000	5,899
Series 2010 B, 0% 8/1/47	9,000	3,068
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,955
San Mateo County Joint Powers Fing. Auth. (Cap. Projs.) Series 2009 A, 5.25% 7/15/24	5,280	6,000
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,786
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,265
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,216
San Mateo-Foster City School District:
5% 8/15/22	7,755	9,530
5% 8/1/23	8,100	10,170
San Pablo Calif Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	1,020
5% 6/15/26 (FSA Insured)	860	1,055
5% 6/15/27 (FSA Insured)	1,770	2,155
5% 6/15/28 (FSA Insured)	1,865	2,254
5% 6/15/29 (FSA Insured)	1,780	2,134
5% 6/15/30 (FSA Insured)	1,150	1,373
5% 6/15/31 (FSA Insured)	1,000	1,190
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,455	2,716
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	2,000	2,084
Series 2007 C, 5.75% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	8,000	8,379
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,642
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,806
0% 9/1/22 (AMBAC Insured)	2,900	2,617
0% 9/1/25 (AMBAC Insured)	6,800	5,571
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	783
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	2,458
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/26 (FSA Insured)	2,680	2,688
South Orange County Pub. Fin. Auth. Series 2016:
5% 4/1/21	1,000	1,177
5% 4/1/34	2,000	2,461
5% 4/1/36	3,000	3,666
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,155
5% 8/15/26	1,975	2,265
5% 8/15/27	700	801
5% 8/15/28	1,000	1,141
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25 (Pre-Refunded to 7/1/18 @ 100)	5,000	5,485
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,893
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	380
5% 8/1/25 (FSA Insured)	750	942
5% 8/1/27 (FSA Insured)	265	327
5% 8/1/28 (FSA Insured)	510	623
5% 8/1/38 (FSA Insured)	2,500	2,950
5% 8/1/42 (FSA Insured)	4,650	5,450
5% 7/1/23 (FSA Insured)	1,270	1,522
5% 7/1/24 (FSA Insured)	1,350	1,612
5% 7/1/25 (FSA Insured)	1,060	1,259
5% 7/1/26 (FSA Insured)	1,110	1,311
5% 7/1/27 (FSA Insured)	1,065	1,252
5% 1/1/29 (FSA Insured)	600	703
Successor Agcy. To The Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (FSA Insured)	2,440	3,010
5% 9/1/25 (FSA Insured)	3,500	4,369
5% 9/1/26 (FSA Insured)	8,000	10,121
5% 9/1/27 (FSA Insured)	4,000	5,007
5% 9/1/28 (FSA Insured)	3,500	4,353
5% 9/1/29 (FSA Insured)	2,000	2,467
Sweetwater Union High School District:
Series 2008 A, 5.625% 8/1/47 (Pre-Refunded to 8/1/18 @ 100)	16,900	18,494
5% 9/1/21	4,705	5,565
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,660	6,259
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,390
6% 6/1/22	1,100	1,117
Torrance Unified School District Series 2008 Z, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	5,000	5,759
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,528
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (FSA Insured)	820	1,033
5% 11/15/25 (FSA Insured)	800	1,024
5% 11/15/26 (FSA Insured)	965	1,222
5% 11/15/27 (FSA Insured)	1,500	1,888
5% 11/15/28 (FSA Insured)	1,165	1,457
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,680
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	978
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,762
Univ. of California Regents Med. Ctr. Pool Rev.:
Series 2010 G:
4% 5/15/19	1,305	1,421
4% 5/15/20	615	688
5% 5/15/19	2,830	3,158
Series 2013 J, 5% 5/15/48	7,300	8,615
Series 2016 L, 5% 5/15/34	2,000	2,508
Univ. of California Revs.:
Bonds 1.4%, tender 5/15/21 (a)	3,000	3,039
Series 2009 O, 5.75% 5/15/34 (Pre-Refunded to 5/15/19 @ 100)	9,900	11,234
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	1,160
5% 8/1/24 (Build America Mutual Assurance Insured)	1,045	1,330
5% 8/1/25 (Build America Mutual Assurance Insured)	1,165	1,474
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,627
5% 8/1/30	6,710	8,241
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,228
5% 11/1/25	1,000	1,226
5% 11/1/26	1,000	1,224
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Pre-Refunded to 5/1/17 @ 100)	2,120	2,178
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,980
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,804
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	841
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,923
5.5% 8/1/38	1,500	1,877
5.5% 8/1/40	5,000	6,244
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,324
6.25% 7/1/39	7,015	7,781
Series 2010 A, 5.5% 7/1/38	3,100	3,324
Series A:
5% 7/1/23	1,460	1,506
5% 7/1/25	1,665	1,716
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Pre-Refunded to 8/1/18 @ 100)	1,500	1,641
Series 2012, 5% 8/1/32	8,265	9,755
Series 2014 A:
5% 8/1/23	365	454
5% 8/1/24	2,195	2,779
5% 8/1/25	2,555	3,232
5% 8/1/26	2,550	3,217
5% 8/1/27	1,150	1,448
5% 8/1/28	1,000	1,251
5% 8/1/29	1,675	2,085
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,970
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,530
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,926

TOTAL CALIFORNIA		2,078,147

Guam - 1.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008, 5.875% 10/1/18 (Escrowed to Maturity)	1,205	1,268
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A:
5% 12/1/22	3,000	3,545
5% 12/1/24	3,000	3,657
5% 12/1/25	2,500	3,087
5% 12/1/26	2,000	2,496
5% 12/1/27	2,000	2,476
5% 12/1/31	2,500	3,033
5% 12/1/33	2,000	2,407
5% 12/1/34	1,750	2,097
5% 12/1/36	1,000	1,190

TOTAL GUAM		25,256

TOTAL MUNICIPAL BONDS
(Cost $1,891,427)		2,103,403

Municipal Notes - 2.4%
California - 2.4%
California Health Facilities Fing. Auth. Rev.:
(Scripps Health Proj.) Series 2008 E, 0.56% 9/7/16, LOC MUFG Union Bank NA, VRDN (a)	16,070	$16,070
(St. Joseph Health Sys. Proj.) Series 2011 D, 0.56% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	4,600	4,600
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2001 B3, 0.56% 9/1/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	19,400	19,400
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-2, 0.56% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	11,245	11,245
TOTAL MUNICIPAL NOTES
(Cost $51,315)		51,315
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $1,942,742)		2,154,718
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(6,365)
NET ASSETS - 100%		$2,148,353

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) A portion of the security sold on a delayed delivery basis.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	44.4%
Escrowed/Pre-Refunded	11.9%
Special Tax	11.2%
Health Care	9.4%
Transportation	9.1%
Electric Utilities	6.1%
Others* (Individually Less Than 5%)	7.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,942,742)		$2,154,718
Cash		8,116
Receivable for investments sold
Regular delivery		36,129
Delayed delivery		11,335
Receivable for fund shares sold		1,872
Interest receivable		21,440
Prepaid expenses		7
Other receivables		3
Total assets		2,233,620
Liabilities
Payable for investments purchased on a delayed delivery basis	$81,783
Payable for fund shares redeemed	623
Distributions payable	1,972
Accrued management fee	641
Distribution and service plan fees payable	40
Other affiliated payables	169
Other payables and accrued expenses	39
Total liabilities		85,267
Net Assets		$2,148,353
Net Assets consist of:
Paid in capital		$1,946,621
Undistributed net investment income		40
Accumulated undistributed net realized gain (loss) on investments		(10,284)
Net unrealized appreciation (depreciation) on investments		211,976
Net Assets		$2,148,353
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($55,304 ÷ 4,102 shares)		$13.48
Maximum offering price per share (100/96.00 of $13.48)		$14.04
Class T:
Net Asset Value and redemption price per share ($9,894 ÷ 732 shares)		$13.52
Maximum offering price per share (100/96.00 of $13.52)		$14.08
Class C:
Net Asset Value and offering price per share ($32,380 ÷ 2,406 shares)(a)		$13.46
California Municipal Income:
Net Asset Value, offering price and redemption price per share ($1,985,750 ÷ 147,487 shares)		$13.46
Class I:
Net Asset Value, offering price and redemption price per share ($65,025 ÷ 4,819 shares)		$13.49

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended August 31, 2016 (Unaudited)
Investment Income
Interest		$37,339
Expenses
Management fee	$3,749
Transfer agent fees	793
Distribution and service plan fees	221
Accounting fees and expenses	188
Custodian fees and expenses	8
Independent trustees' fees and expenses	5
Registration fees	82
Audit	28
Legal	6
Miscellaneous	9
Total expenses before reductions	5,089
Expense reductions	(12)	5,077
Net investment income (loss)		32,262
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5,219
Total net realized gain (loss)		5,219
Change in net unrealized appreciation (depreciation) on investment securities		31,880
Net gain (loss)		37,099
Net increase (decrease) in net assets resulting from operations		$69,361

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,262	$63,449
Net realized gain (loss)	5,219	1,663
Change in net unrealized appreciation (depreciation)	31,880	10,400
Net increase (decrease) in net assets resulting from operations	69,361	75,512
Distributions to shareholders from net investment income	(32,179)	(63,365)
Distributions to shareholders from net realized gain	–	(148)
Total distributions	(32,179)	(63,513)
Share transactions - net increase (decrease)	115,669	57,633
Redemption fees	5	12
Total increase (decrease) in net assets	152,856	69,644
Net Assets
Beginning of period	1,995,497	1,925,853
End of period	$2,148,353	$1,995,497
Other Information
Undistributed net investment income end of period	$40	$–
Accumulated net investment loss end of period	$–	$(43)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California Municipal Income Fund Class A

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$13.24	$13.16	$12.63	$13.02	$12.69	$11.64
Income from Investment Operations
Net investment income (loss)B	.187	.390	.397	.437	.436	.464
Net realized and unrealized gain (loss)	.239	.081	.544	(.396)	.324	1.049
Total from investment operations	.426	.471	.941	.041	.760	1.513
Distributions from net investment income	(.186)	(.390)	(.411)	(.431)	(.428)	(.463)
Distributions from net realized gain	–	(.001)	–	–	(.002)	–
Total distributions	(.186)	(.391)	(.411)	(.431)	(.430)	(.463)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$13.48	$13.24	$13.16	$12.63	$13.02	$12.69
Total ReturnD,E,F	3.24%	3.66%	7.55%	.40%	6.08%	13.26%
Ratios to Average Net AssetsG
Expenses before reductions	.79%H	.80%	.79%	.77%	.77%	.76%
Expenses net of fee waivers, if any	.79%H	.80%	.79%	.77%	.77%	.76%
Expenses net of all reductions	.79%H	.80%	.79%	.77%	.77%	.76%
Net investment income (loss)	2.77%H	2.99%	3.07%	3.47%	3.38%	3.82%
Supplemental Data
Net assets, end of period (in millions)	$55	$48	$42	$34	$56	$53
Portfolio turnover rate	13%H	11%	10%	13%	9%	9%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California Municipal Income Fund Class T

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$13.28	$13.20	$12.67	$13.05	$12.72	$11.67
Income from Investment Operations
Net investment income (loss)B	.189	.399	.408	.442	.440	.463
Net realized and unrealized gain (loss)	.240	.080	.543	(.385)	.323	1.049
Total from investment operations	.429	.479	.951	.057	.763	1.512
Distributions from net investment income	(.189)	(.398)	(.421)	(.437)	(.432)	(.462)
Distributions from net realized gain	–	(.001)	–	–	(.002)	–
Total distributions	(.189)	(.399)	(.421)	(.437)	(.433)C	(.462)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$13.52	$13.28	$13.20	$12.67	$13.05	$12.72
Total ReturnE,F,G	3.25%	3.72%	7.61%	.53%	6.09%	13.21%
Ratios to Average Net AssetsH
Expenses before reductions	.76%I	.74%	.72%	.71%	.75%	.78%
Expenses net of fee waivers, if any	.76%I	.74%	.72%	.71%	.75%	.78%
Expenses net of all reductions	.76%I	.74%	.72%	.71%	.74%	.78%
Net investment income (loss)	2.80%I	3.04%	3.14%	3.52%	3.41%	3.81%
Supplemental Data
Net assets, end of period (in millions)	$10	$8	$7	$6	$6	$5
Portfolio turnover rate	13%I	11%	10%	13%	9%	9%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.433 per share is comprised of distributions from net investment income of $.4316 and distributions from net realized gain of $.0016 per share.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California Municipal Income Fund Class C

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$13.22	$13.14	$12.61	$13.00	$12.67	$11.62
Income from Investment Operations
Net investment income (loss)B	.136	.292	.300	.337	.337	.369
Net realized and unrealized gain (loss)	.239	.080	.544	(.393)	.325	1.051
Total from investment operations	.375	.372	.844	(.056)	.662	1.420
Distributions from net investment income	(.135)	(.291)	(.314)	(.334)	(.330)	(.370)
Distributions from net realized gain	–	(.001)	–	–	(.002)	–
Total distributions	(.135)	(.292)	(.314)	(.334)	(.332)	(.370)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$13.46	$13.22	$13.14	$12.61	$13.00	$12.67
Total ReturnD,E,F	2.85%	2.88%	6.76%	(.37)%	5.28%	12.42%
Ratios to Average Net AssetsG
Expenses before reductions	1.54%H	1.55%	1.54%	1.54%	1.54%	1.53%
Expenses net of fee waivers, if any	1.54%H	1.55%	1.54%	1.54%	1.54%	1.53%
Expenses net of all reductions	1.54%H	1.55%	1.54%	1.54%	1.53%	1.53%
Net investment income (loss)	2.02%H	2.24%	2.32%	2.70%	2.62%	3.05%
Supplemental Data
Net assets, end of period (in millions)	$32	$26	$24	$24	$24	$23
Portfolio turnover rate	13%H	11%	10%	13%	9%	9%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California Municipal Income Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$13.22	$13.15	$12.62	$13.00	$12.67	$11.63
Income from Investment Operations
Net investment income (loss)B	.209	.434	.440	.473	.475	.499
Net realized and unrealized gain (loss)	.240	.070	.543	(.384)	.325	1.040
Total from investment operations	.449	.504	.983	.089	.800	1.539
Distributions from net investment income	(.209)	(.433)	(.453)	(.469)	(.468)	(.499)
Distributions from net realized gain	–	(.001)	–	–	(.002)	–
Total distributions	(.209)	(.434)	(.453)	(.469)	(.470)	(.499)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$13.46	$13.22	$13.15	$12.62	$13.00	$12.67
Total ReturnD,E	3.41%	3.93%	7.91%	.78%	6.41%	13.52%
Ratios to Average Net AssetsF
Expenses before reductions	.46%G	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.46%G	.46%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.46%G	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	3.10%G	3.33%	3.40%	3.77%	3.69%	4.12%
Supplemental Data
Net assets, end of period (in millions)	$1,986	$1,866	$1,813	$1,629	$1,855	$1,741
Portfolio turnover rate	13%G	11%	10%	13%	9%	9%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California Municipal Income Fund Class I

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$13.25	$13.17	$12.64	$13.03	$12.70	$11.65
Income from Investment Operations
Net investment income (loss)B	.203	.423	.429	.463	.465	.492
Net realized and unrealized gain (loss)	.240	.080	.543	(.394)	.324	1.049
Total from investment operations	.443	.503	.972	.069	.789	1.541
Distributions from net investment income	(.203)	(.422)	(.442)	(.459)	(.458)	(.491)
Distributions from net realized gain	–	(.001)	–	–	(.002)	–
Total distributions	(.203)	(.423)	(.442)	(.459)	(.459)C	(.491)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$13.49	$13.25	$13.17	$12.64	$13.03	$12.70
Total ReturnE,F	3.36%	3.91%	7.80%	.62%	6.31%	13.51%
Ratios to Average Net AssetsG
Expenses before reductions	.55%H	.55%	.55%	.54%	.54%	.53%
Expenses net of fee waivers, if any	.55%H	.55%	.55%	.54%	.54%	.53%
Expenses net of all reductions	.55%H	.55%	.55%	.54%	.54%	.53%
Net investment income (loss)	3.01%H	3.23%	3.31%	3.69%	3.61%	4.05%
Supplemental Data
Net assets, end of period (in millions)	$65	$47	$40	$33	$33	$33
Portfolio turnover rate	13%H	11%	10%	13%	9%	9%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.459 per share is comprised of distributions from net investment income of $.4578 and distributions from net realized gain of $.0016 per share.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, California Municipal Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund may be affected by economic and political developments in the state of California.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period March 1, 2016 through June 24, 2016.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to future contracts and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$213,289
Gross unrealized depreciation	(150)
Net unrealized appreciation (depreciation) on securities	$213,139
Tax cost	$1,941,579

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(12,357)
2018	(1,880)
Total capital loss carryforward	$(14,237)

At the prior fiscal period end, the Fund was required to defer approximately $1,266 of losses on futures contracts.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 0.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $300,507 and $130,044, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$65	$2
Class T	-%	.25%	11	–(a)
Class B	.65%	.25%	1	1
Class C	.75%	.25%	144	23
			$221	$26

 (a) In the amount of less than $500.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$7
Class T	2
Class C(a)	1
$10

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$42.16
Class T	6.12
Class B	–(b)	.10
Class C	23.16
California Municipal Income	675.07
Class I	47.16
	$793

 (a) Annualized

 (b) In the amount of less than five hundred dollars.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
From net investment income
Class A	$727	$1,305
Class T	127	209
Class B	2	10
Class C	290	531
California Municipal Income	30,178	59,893
Class I	855	1,417
Total	$32,179	$63,365
From net realized gain
Class A	$–	$3
Class T	–	1
Class C	–	2
California Municipal Income	–	138
Class I	–	4
Total	$–	$148

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
Class A
Shares sold	853	940	$11,393	$12,339
Reinvestment of distributions	46	84	616	1,095
Shares redeemed	(455)	(566)	(6,094)	(7,404)
Net increase (decrease)	444	458	$5,915	$6,030
Class T
Shares sold	191	96	$2,550	$1,252
Reinvestment of distributions	8	13	105	173
Shares redeemed	(33)	(41)	(448)	(534)
Net increase (decrease)	166	68	$2,207	$891
Class B
Shares sold	–(a)	–(a)	$–(b)	$–(b)
Reinvestment of distributions	–(a)	1	1	7
Shares redeemed	(20)	(30)	(276)	(386)
Net increase (decrease)	(20)	(29)	$(275)	$(379)
Class C
Shares sold	550	428	$7,374	$5,584
Reinvestment of distributions	17	31	227	408
Shares redeemed	(141)	(282)	(1,886)	(3,665)
Net increase (decrease)	426	177	$5,715	$2,327
California Municipal Income
Shares sold	14,149	22,729	$188,871	$296,647
Reinvestment of distributions	1,413	2,870	18,905	37,449
Shares redeemed	(9,181)	(22,432)	(122,693)	(292,435)
Net increase (decrease)	6,381	3,167	$85,083	$41,661
Class I
Shares sold	1,768	1,858	$23,670	$24,309
Reinvestment of distributions	46	74	621	971
Shares redeemed	(543)	(1,385)	(7,267)	(18,177)
Net increase (decrease)	1,271	547	$17,024	$7,103

 (a) In the amount of less than five hundred shares.

 (b) In the amount of less than five hundred dollars.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Class A	.79%
Actual		$1,000.00	$1,032.40	$4.05
Hypothetical-C		$1,000.00	$1,021.22	$4.02
Class T	.76%
Actual		$1,000.00	$1,032.50	$3.89
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Class C	1.54%
Actual		$1,000.00	$1,028.50	$7.87
Hypothetical-C		$1,000.00	$1,017.44	$7.83
California Municipal Income	.46%
Actual		$1,000.00	$1,034.10	$2.36
Hypothetical-C		$1,000.00	$1,022.89	$2.35
Class I	.55%
Actual		$1,000.00	$1,033.60	$2.82
Hypothetical-C		$1,000.00	$1,022.43	$2.80

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ASCM-SANN-1016
1.777331.114

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 25, 2016